UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2010

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus International
Stock Index Fund

ANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
38	Statement of Financial Futures
39	Statement of Assets and Liabilities
40	Statement of Operations
41	Statement of Changes in Net Assets
42	Financial Highlights
43	Notes to Financial Statements
57	Report of Independent Registered Public Accounting Firm
58	Important Tax Information
59	Board Members Information
61	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 2009, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our view, persistent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries led to bouts of heightened volatility for U.S. stocks during most of 2010.The spending power of the U.S. consumer, long an important catalyst for economic growth, has been diminished by concerns over job security and an inability to generate cash from home equity.The second major driver of sustainable growth, corporate investment, has been stunted to a similar extent by tight credit conditions. However, the recent announcement of additional quantitative easing (QE2) measures by the Federal Reserve Board, as well as improved fundamentals across many developing nations, have helped support moderate global economic growth.

Uncertainty will probably remain in the broader financial markets until we see more evidence of robust economic growth, but we remain optimistic regarding the prospects for equities. Many stocks of quality companies with healthy balance sheets, higher credit ratings and strong cash flows appear to be currently priced at a discount.With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities which may exist in the global markets, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through October 31, 2010, as provided by Thomas J. Durante, CFA, Karen Q. Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2010, Dreyfus International Stock Index Fund produced a total return of 8.73%.1 This compares with a 8.36% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2

International stock markets encountered heightened volatility during the reporting period, as the global economy gradually recovered due to robust ongoing demand from the emerging markets, more than offsetting weakness in Europe stemming from a sovereign debt crisis.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Index.

Global Markets Advanced Despite Economic Headwinds

Throughout the first half of the reporting period, unemployment remained stubbornly high and credit availability was relatively tight in many regions of the world. However, those factors were offset by improved manufacturing activity and robust demand for energy and industrial commodities from the emerging markets of Asia, most notably China and India. In addition, many of the emerging markets remained fiscally strong due, in part, to undervalued currencies that

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

helped boost exports, limited exposure to the 2008 financial crisis and increased domestic consumption by an expanding middle class.

In contrast, a sovereign debt crisis in Europe weighed heavily on the region’s stock markets and the economies of Portugal, Italy, Ireland, Greece and Spain, which suffered from heavy debt loads that proved difficult to finance under tighter credit conditions. Other European nations fared better, including the United Kingdom and Germany. As it has for some time, Japan’s economy remained under pressure from deflationary pressures and tepid domestic demand.

Higher Commodities Prices Boosted Key Market Sectors

In this mixed environment, the Index’s best relative performance stemmed from the materials, industrials and consumer sectors. Within the materials sector, rising commodity prices helped fuel gains for U.K.-based mining company Anglo American and global metals-and-mining giants Rio Tinto and BHP Billiton. Other winners included Fortescue Metals Group and Newcrest Mining, a gold and copper mining firm that advanced sharply when it acquired Lihir Gold. German chemical company BASF and France’s Air Liquide also posted solid gains as industrial demand recovered.

In the industrials sector, the Index’s results were boosted by German electronic and industrial engineering firm Siemens and Japan’s Fanuc, which serves the recovering automotive industry. Other winners included French electrical equipment manufacturer Schneider Electric, and, in the United Kingdom, Rolls-Royce Group, which now ranks as the world’s second largest aircraft engine maker.

Retailers and Automakers Saw Improved Consumer Spending

An increase in consumer spending enabled the fund’s consumer staples holdings to post double-digit returns. Winners included Swiss food giant Nestlé and U.K. household and personal care products maker Reckitt Benckiser Group. Retailers also achieved significant gains, including Australia’s Wesfarmer Ltd. and French-owned Carrefour. Distillers proved successful, including Belgium’s Anheuser-Busch InBev and the United Kingdom’s SABMiller. Sales of trucks and automobiles bounced back from previously depressed levels, benefiting automakers including Germany’s Daimler, Volkswagen and Bayerische Motoren Werke (BMW) and Honda Motor of Japan. Sellers of luxury goods products also flourished, including France’s LVMH Group, Moet Hennessey LouisVuitton, Burberry Group in the United Kingdom and Switzerland’s Compagnie Financiere Richemont.

In contrast, financial stocks generally disappointed, as the European debt crisis caused a number of Greek banks to post declines of 60% or more. Those stocks included National Bank of Greece, Alpha Bank, Piraeus Bank, Marfin Investment Group and EFG Eurobank Ergasias. Spanish banks also lagged, including Banco Santander, Banco Bilbao Vizcaya Argentaria and Banco Popular Español.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

November 15, 2010

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus International Stock Index Fund and the Morgan Stanley Capital International Europe, Australasia, Far East Free Index

Average Annual Total Returns as of 10/31/10
	1 Year	5 Years	10 Years
Fund	8.73%	2.86%	2.45%
Morgan Stanley Capital International
Europe, Australasia, Far East Free Index	8.36%	3.31%	3.17%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 10/31/00 to a $10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested and reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the security or country level. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 3.12
Ending value (after expenses)	$1,062.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 3.06
Ending value (after expenses)	$1,022.18

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2010

Common Stocks—97.1%	Shares	Value ($)
Australia—8.3%
AGL Energy	22,974	362,333
Alumina	132,098	262,849
Amcor	60,882	401,026
AMP	104,666	547,850
Aristocrat Leisure	22,601	77,759
Asciano Group	147,855 [a]	226,812
ASX	8,579	311,979
Australia & New Zealand Banking Group	129,581	3,151,249
AXA Asia Pacific Holdings	53,416	284,830
Bendigo and Adelaide Bank	17,666	156,712
BHP Billiton	171,908	7,063,697
Billabong International	8,993	71,665
BlueScope Steel	91,697	179,313
Boral	31,989	137,651
Brambles	71,591	447,005
Caltex Australia	6,352	72,349
CFS Retail Property Trust	94,834	172,899
Coca-Cola Amatil	28,324	337,878
Cochlear	2,889	201,114
Commonwealth Bank of Australia	79,260	3,799,073
Computershare	24,153	239,589
Crown	23,845	194,696
CSL	29,247	941,167
CSR	71,593	127,719
Dexus Property Group	242,514	197,301
Energy Resources of Australia	2,999	38,244
Fairfax Media	105,013	149,254
Fortescue Metals Group	63,911 [a]	391,535
Foster’s Group	100,850	577,303
Goodman Fielder	66,293	96,496
Goodman Group	316,833	195,653
GPT Group	93,796	256,509
Harvey Norman Holdings	31,092	101,486
Incitec Pivot	83,565	304,707
Insurance Australia Group	103,594	385,863

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Intoll Group	108,605		160,214
James Hardie Industries-CDI	22,829	[a]	120,612
Leighton Holdings	7,148		257,137
Lend Lease Group	27,459		194,059
MacArthur Coal	6,442		75,900
Macquarie Group	17,560		623,086
MAp Group	41,877		125,196
Metcash	38,630		165,471
Mirvac Group	158,113		200,702
National Australia Bank	108,451		2,706,491
Newcrest Mining	38,875		1,522,687
OneSteel	73,726		195,119
Orica	18,200		449,202
Origin Energy	45,459		710,269
OZ Minerals	164,157	[a]	251,819
Paladin Energy	33,468	[a]	134,502
Qantas Airways	55,702	[a]	155,061
QBE Insurance Group	53,896		907,600
Rio Tinto	22,241		1,802,694
Santos	42,846		530,010
Sims Metal Management	8,218		132,348
Sonic Healthcare	18,514		197,625
SP Ausnet	62,635		57,097
Stockland	120,083		443,749
Suncorp-Metway	64,780		584,176
TABCORP Holdings	33,673		243,586
Tatts Group	70,864		173,652
Telstra	224,517		587,591
Toll Holdings	33,878		205,885
Transurban Group	64,872		333,199
Wesfarmers	51,297		1,666,323
Wesfarmers-PPS	7,780		254,631
Westfield Group	111,763		1,356,230
Westpac Banking	152,318		3,389,158
Woodside Petroleum	27,715		1,181,732

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Woolworths	63,341		1,760,162
WorleyParsons	10,577		237,936
			46,556,476
Austria—.3%
Erste Group Bank	9,504		428,385
IMMOFINANZ	49,649	[a]	195,289
OMV	7,484		279,241
Raiffeisen Bank International	3,091		173,994
Telekom Austria	17,644		269,756
Verbund	4,010		160,042
Vienna Insurance Group	2,207		118,543
Voestalpine	5,799		229,589
			1,854,839
Belgium—1.0%
Ageas	110,945		340,631
Anheuser-Busch InBev	36,894		2,309,336
Anheuser-Busch InBev (STRIP)	12,680	[a]	53
Belgacom	7,731		302,909
Cie Nationale a Portefeuille	1,371		72,992
Colruyt	4,105		230,959
Delhaize Group	5,029		350,817
Dexia	31,667 [a]		140,800
Groupe Bruxelles Lambert	4,113		363,749
Groupe Bruxelles Lambert (STRIP)	236	[a]	3
KBC Groep	8,356 [a]		362,994
Mobistar	1,360		89,900
Solvay	3,065		324,145
UCB	5,144		199,260
Umicore	5,756		270,568
			5,359,116
China—.1%
Foxconn International Holdings	132,000	[a]	97,396
Sands China	109,813		239,392
Yangzijiang Shipbuilding Holdings	81,000		117,033
			453,821

Common Stocks (continued)	Shares		Value ($)
Denmark—1.0%
AP Moller—Maersk, Cl. A	30		251,810
AP Moller—Maersk, Cl. B	68		589,403
Carlsberg, Cl. B	5,582		609,731
Coloplast, Cl. B	1,189		147,053
Danske Bank	23,393	[a]	621,371
DSV	10,631		217,584
Novo Nordisk, Cl. B	22,261		2,340,315
Novozymes, Cl. B	2,468		328,469
Tryg	1,536		77,305
Vestas Wind Systems	10,228	[a]	326,015
William Demant Holding	1,278	[a]	95,694
			5,604,750
Finland—1.1%
Elisa	6,364		135,952
Fortum	22,888		648,008
Kesko, Cl. B	3,623		179,367
Kone, Cl. B	8,003		428,248
Metso	6,332		299,843
Neste Oil	6,406		106,132
Nokia	191,307		2,063,355
Nokian Renkaat	5,429		187,889
Orion, Cl. B	4,426		93,936
Outokumpu	7,143		128,171
Pohjola Bank	7,347		92,874
Rautaruukki	4,060		80,525
Sampo, Cl. A	21,632		605,232
Sanoma	4,669		105,064
Stora Enso, Cl. R	29,938		297,100
UPM-Kymmene	27,030		448,947
Wartsila	4,180		292,811
			6,193,454
France—9.5%
Accor	7,894		323,284
Aeroports de Paris	1,537		130,376
Air France	7,338	[a]	133,760

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Air Liquide	14,441	1,865,440
Alcatel-Lucent	118,275 [a]	414,590
Alstom	10,751	541,824
Atos Origin	2,389 [a]	110,322
AXA	87,638	1,593,241
BioMerieux	590	56,697
BNP Paribas	48,491	3,541,727
Bouygues	11,866	522,234
Bureau Veritas	2,465	181,925
Cap Gemini	7,608	387,601
Carrefour	30,577	1,648,101
Casino Guichard Perrachon	3,007	282,110
Christian Dior	3,253	469,991
Cie de St-Gobain	19,556	912,186
Cie Generale d’Optique Essilor International	10,186	679,274
Cie Generale de Geophysique-Veritas	8,008 [a]	186,432
Cie Generale des Etablissements Michelin, Cl. B	8,988	713,938
CNP Assurances	8,148	162,398
Credit Agricole	48,532	794,274
Danone	29,770	1,881,624
Dassault Systemes	3,123	239,212
Edenred	7,894 [a]	165,126
EDF	13,562	620,627
Eiffage	2,009	99,126
Eramet	324	112,154
Eurazeo	1,682	127,644
Eutelsat Communications	5,239	196,495
Fonciere des Regions	1,148	130,839
France Telecom	94,714	2,272,804
GDF Suez	63,560	2,533,637
Gecina	1,000	121,199
Groupe Eurotunnel	26,075	258,800
Hermes International	2,718	575,915
ICADE	1,094	120,123

Common Stocks (continued)	Shares	Value ($)
France (continued)
Iliad	735	82,645
Imerys	1,905	113,535
Ipsen	1,640	57,669
JC Decaux	3,387 [a]	99,071
Klepierre	4,591	178,349
L’Oreal	12,220	1,432,811
Lafarge	10,508	599,681
Lagardere	6,046	257,519
Legrand	6,520	251,383
LVMH Moet Hennessy Louis Vuitton	12,503	1,956,743
Metropole Television	3,249	79,252
Natixis	46,403 [a]	284,230
Neopost	1,569	130,168
PagesJaunes Groupe	6,051	66,441
Pernod-Ricard	10,056	890,459
Peugeot	7,792 [a]	309,739
PPR	3,912	640,509
Publicis Groupe	6,643	330,451
Renault	10,002 [a]	555,026
Safran	8,590	271,974
Sanofi-Aventis	53,655	3,742,158
Schneider Electric	12,267	1,739,081
SCOR	8,435	207,159
Societe BIC	1,432	126,883
Societe Generale	32,111	1,920,242
Societe Television Francaise 1	6,190	100,875
Sodexo	4,880	317,158
Suez Environnement	13,374	261,074
Technip	4,948	415,313
Thales	4,382	178,422
Total	108,237	5,873,845
Unibail-Rodamco	4,639	965,223
Vallourec	5,598	580,201
Veolia Environnement	17,741	520,409

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Vinci	22,202		1,184,345
Vivendi	62,752		1,787,544
			53,614,637
Germany—7.6%
Adidas	10,785		702,581
Allianz	23,207		2,904,262
BASF	46,981		3,413,808
Bayer	42,299		3,152,377
Bayerische Motoren Werke	16,863		1,207,279
Beiersdorf	5,218		339,488
Celesio	3,952		94,093
Commerzbank	36,589	[a]	329,285
Continental	2,534	[a]	219,843
Daimler	46,134 [a]		3,041,274
Deutsche Bank	47,613		2,741,050
Deutsche Boerse	10,223		718,401
Deutsche Lufthansa	11,634	[a]	248,614
Deutsche Post	44,384		826,633
Deutsche Postbank	4,595 [a]		159,792
Deutsche Telekom	144,787		2,094,892
E.ON	92,078		2,879,517
Fraport AG Frankfurt Airport Services Worldwide	1,957		123,979
Fresenius	1,394		122,858
Fresenius Medical Care & Co.	9,728		618,851
GEA Group	9,030		235,828
Hannover Rueckversicherung	3,039		153,538
HeidelbergCement	7,045		368,025
Henkel & Co.	6,718		333,202
Hochtief	2,305		199,430
Infineon Technologies	56,400	[a]	443,374
K+S	7,234		502,825
Linde	8,602		1,236,833
MAN	5,442		597,540
Merck	3,332		277,173
Metro	6,743		471,976
Muenchener Rueckversicherungs	9,786		1,528,127

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Puma	268		88,988
RWE	21,351		1,528,293
Salzgitter	2,195		157,392
SAP	43,856		2,283,989
Siemens	42,119		4,805,036
Suedzucker	3,046		71,971
ThyssenKrupp	17,206		632,299
TUI	7,370 [a]		85,984
United Internet	5,818		104,112
Volkswagen	1,464		192,004
Wacker Chemie	762		157,011
			42,393,827
Greece—.3%
Alpha Bank	25,409	[a]	168,103
Bank of Cyprus Public	34,598		161,094
Coca-Cola Hellenic Bottling	9,393		242,828
EFG Eurobank Ergasias	16,597	[a]	102,653
Hellenic Telecommunications Organization	13,152		105,109
National Bank of Greece	49,923	[a]	546,081
OPAP	10,949		206,203
Piraeus Bank	16,634	[a]	86,467
Public Power	6,826		114,323
			1,732,861
Hong Kong—2.5%
ASM Pacific Technology	9,600		86,560
Bank of East Asia	78,350		334,531
BOC Hong Kong Holdings	190,500		597,132
Cathay Pacific Airways	63,000		169,440
Cheung Kong Holdings	71,000		1,080,712
Cheung Kong Infrastructure Holdings	27,000		112,844
CLP Holdings	100,788		819,066
Esprit Holdings	59,759		321,832
Hang Lung Group	41,000		272,106
Hang Lung Properties	107,000		523,799
Hang Seng Bank	39,400		576,340
Henderson Land Development	54,762		388,871

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Hong Kong & China Gas	225,231		542,718
Hong Kong Exchanges & Clearing	52,100		1,146,532
HongKong Electric Holdings	71,000		451,060
Hopewell Holdings	33,000		103,866
Hutchison Whampoa	108,800		1,072,239
Hysan Development	34,000		131,355
Kerry Properties	36,000		199,683
Li & Fung	118,600		626,481
Lifestyle International Holdings	27,500		63,781
Link REIT	112,500		346,833
Mongolia Energy	190,000	[a]	72,791
MTR	76,500		291,107
New World Development	138,191		272,735
NWS Holdings	40,000		94,320
Orient Overseas International	11,300		99,046
PCCW	167,000		63,764
Shangri-La Asia	73,000		164,225
Sino Land	90,664		189,227
Sun Hung Kai Properties	71,699		1,228,233
Swire Pacific, Cl. A	40,000		567,573
Television Broadcasts	13,000		69,257
Wharf Holdings	71,192		467,432
Wheelock & Co.	49,000		171,607
Wing Hang Bank	10,500		122,712
Wynn Macau	78,800		174,223
Yue Yuen Industrial Holdings	39,800		142,724
			14,158,757
Ireland—.2%
Anglo Irish Bank	35,225	[a,b]	49
CRH	36,508		624,383
Elan	23,710 [a]		133,465
Governor & Co. of the Bank of Ireland	129,718	[a]	96,097
Kerry Group, Cl. A	7,435		272,297
Ryanair Holdings	4,000		22,972
			1,149,263

Common Stocks (continued)	Shares		Value ($)
Israel—.8%
Bank Hapoalim	50,958	[a]	231,137
Bank Leumi Le-Israel	60,678	[a]	279,398
Bezeq Israeli Telecommunication	88,933		235,817
Cellcom Israel	2,512		84,850
Delek Group	202		55,841
Discount Investment	1,448		33,098
Elbit Systems	1,178		62,958
Israel	117 [a]		125,512
Israel Chemicals	22,812		348,878
Israel Discount Bank, Cl. A	27,397	[a]	55,909
Makhteshim-Agan Industries	12,148	[a]	61,049
Mizrahi Tefahot Bank	6,222		58,190
NICE Systems	3,141	[a]	102,122
Ormat Industries	3,363		26,873
Partner Communications	4,318		87,061
Teva Pharmaceutical Industries	47,663		2,481,806
			4,330,499
Italy—2.8%
A2A	55,689		90,637
Assicurazioni Generali	59,485		1,302,175
Atlantia	12,804		292,213
Autogrill	6,976 [a]		92,887
Banca Carige	32,548		78,715
Banca Monte dei Paschi di Siena	111,297	[a]	156,392
Banca Popolare di Milano Scarl	20,979		97,900
Banco Popolare	32,159		172,644
Enel	336,051		1,916,175
ENI	133,146		2,996,100
EXOR	2,841		72,932
Fiat	39,337		664,838
Finmeccanica	19,876		277,084
Intesa Sanpaolo	392,620		1,379,256
Intesa Sanpaolo-RSP	47,999		131,359
Luxottica Group	5,885		173,651
Mediaset	37,823		278,621

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Mediobanca	23,810		246,380
Mediolanum	14,252		66,904
Parmalat	85,517		234,866
Pirelli & C	11,503		98,086
Prelios	11,503 [a]		6,739
Prysmian	9,251		179,111
Saipem	13,611		604,046
Snam Rete Gas	72,977		394,817
Telecom Italia	474,711		727,097
Telecom Italia-RSP	319,041		390,221
Terna Rete Elettrica Nazionale	67,119		309,250
UniCredit	688,709		1,792,895
Unione di Banche Italiane	32,249		339,980
			15,563,971
Japan—20.4%
77 Bank	17,000		80,199
ABC-Mart	1,600		54,366
Acom	2,736		31,351
Advantest	8,200		155,856
Aeon	30,100		354,250
Aeon Credit Service	3,960		45,524
Aeon Mall	3,900		91,412
Air Water	7,000		81,601
Aisin Seiki	9,900		310,581
Ajinomoto	34,800		331,799
Alfresa Holdings	1,900		79,845
All Nippon Airways	41,000	[a]	155,245
Amada	20,000		131,595
Aozora Bank	21,959		36,803
Asahi Breweries	20,100		405,493
Asahi Glass	51,800		497,100
Asahi Kasei	65,900		386,973
Asics	9,000		97,095
Astellas Pharma	22,979		854,117
Bank of Kyoto	17,000		151,955
Bank of Yokohama	63,000		309,721

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Benesse Holdings	3,700	177,536
Bridgestone	34,000	609,088
Brother Industries	12,900	164,633
Canon	57,950	2,676,276
Canon Marketing Japan	2,900	36,110
Casio Computer	13,100	92,050
Central Japan Railway	79	597,281
Chiba Bank	39,000	240,633
Chiyoda	8,000	66,245
Chubu Electric Power	33,600	849,281
Chugai Pharmaceutical	11,428	199,901
Chugoku Bank	9,000	104,358
Chugoku Electric Power	15,700	316,534
Chuo Mitsui Trust Holdings	52,380	189,231
Citizen Holdings	12,400	71,275
COCA-COLA WEST	2,700	41,263
Cosmo Oil	36,000	96,983
Credit Saison	6,800	96,745
Dai Nippon Printing	28,800	363,263
Dai-ichi Life Insurance	420	508,901
Daicel Chemical Industries	15,000	104,283
Daido Steel	14,200	72,278
Daihatsu Motor	9,000	121,564
Daiichi Sankyo	34,183	723,551
Daikin Industries	11,800	410,327
Dainippon Sumitomo Pharma	9,000	81,117
Daito Trust Construction	3,700	223,240
Daiwa House Industry	25,400	274,024
Daiwa Securities Group	87,000	354,264
Dena	4,000	103,389
Denki Kagaku Kogyo	27,600	121,296
Denso	25,500	793,017
Dentsu	9,200	216,780
Dowa Holdings	11,350	68,903
East Japan Railway	17,300	1,068,498
Eisai	13,000	446,729

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Electric Power Development	5,980		177,061
Elpida Memory	9,400	[a]	96,276
FamilyMart	3,000		106,369
Fanuc	9,800		1,417,381
Fast Retailing	2,800		366,034
Fuji Electric Holdings	29,000		69,125
Fuji Heavy Industries	31,000		214,364
Fuji Media Holdings	11		14,557
FUJIFILM Holdings	23,500		783,333
Fujitsu	97,800		667,784
Fukuoka Financial Group	39,000		151,546
Furukawa Electric	35,000		130,354
GS Yuasa	21,000		140,000
Gunma Bank	22,000		110,341
Hachijuni Bank	21,000		107,933
Hakuhodo DY Holdings	1,170		58,536
Hamamatsu Photonics	3,200		103,369
Hankyu Hashin Holdings	56,000		268,355
Hino Motors	12,000		51,844
Hirose Electric	1,600		160,894
Hiroshima Bank	24,000		98,026
Hisamitsu Pharmaceutical	3,400		139,292
Hitachi	229,900		1,038,903
Hitachi Chemical	5,200		96,511
Hitachi Construction Machinery	5,000		106,207
Hitachi High-Technologies	3,900		75,724
Hitachi Metals	8,000		91,074
Hokkaido Electric Power	9,600		201,773
Hokuhoku Financial Group	63,000		116,536
Hokuriku Electric Power	9,300		225,486
Honda Motor	84,420		3,078,107
Hoya	22,800		532,708
Ibiden	7,100		174,701
Idemitsu Kosan	1,100		92,452
IHI	73,000		138,659
INPEX	108		561,117

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Isetan Mitsukoshi Holdings	20,020	220,705
Isuzu Motors	61,000	234,761
Ito En	3,300	52,972
ITOCHU	76,300	668,750
Itochu Techno-Solutions	1,400	47,710
Iyo Bank	14,000	104,283
J Front Retailing	26,800	137,410
Jafco	1,600	33,410
Japan Petroleum Exploration	1,400	53,445
Japan Prime Realty Investment	36	89,341
Japan Real Estate Investment	26	250,155
Japan Retail Fund Investment	78	121,721
Japan Steel Works	17,000	161,875
Japan Tobacco	236	733,343
JFE Holdings	23,360	728,496
JGC	11,000	210,304
Joyo Bank	31,462	136,706
JS Group	12,924	254,148
JSR	9,100	157,372
JTEKT	10,800	108,335
Jupiter Telecommunications	120	129,758
JX Holdings	117,776	691,596
Kajima	40,800	95,732
Kamigumi	12,400	96,829
Kaneka	16,000	98,920
Kansai Electric Power	38,499	974,065
Kansai Paint	11,000	102,557
Kao	28,300	717,777
Kawasaki Heavy Industries	76,000	209,460
Kawasaki Kisen Kaisha	35,000	136,437
KDDI	153	823,408
Keikyu Corp	24,000	226,741
Keio	31,000	216,673
Keisei Electric Railway	13,000	86,828
Keyence	2,105	521,350
Kikkoman	8,000	86,207

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Kinden	6,000		51,546
Kintetsu	81,354		257,545
Kirin Holdings	43,000		589,348
Kobe Steel	127,000		279,069
Koito Manufacturing	6,000		78,436
Komatsu	48,300		1,182,466
Konami	5,200		91,541
Konica Minolta Holdings	25,000		242,086
Kubota	61,000		542,222
Kuraray	18,500		264,811
Kurita Water Industries	5,700		148,037
Kyocera	8,500		847,362
Kyowa Hakko Kirin	14,705		143,855
Kyushu Electric Power	19,500		461,657
Lawson	3,100		140,857
Mabuchi Motor	1,500		79,423
Makita	5,700		200,261
Marubeni	83,000		521,390
Marui Group	10,900		85,657
Maruichi Steel Tube	2,000		39,553
Matsui Securities	8,000		45,289
Mazda Motor	78,000		198,510
McDonald’s Holdings Japan	3,000		76,089
Medipal Holdings	7,700		89,857
MEIJI Holdings	3,521		162,390
Minebea	18,000		98,771
Mitsubishi	69,300		1,664,749
Mitsubishi Chemical Holdings	62,600		322,520
Mitsubishi Electric	98,000		918,560
Mitsubishi Estate	60,000		1,050,279
Mitsubishi Gas Chemical	20,000		123,650
Mitsubishi Heavy Industries	156,700		569,995
Mitsubishi Logistics	6,000		72,551
Mitsubishi Materials	61,000	[a]	190,838
Mitsubishi Motors	203,000 [a]		241,937
Mitsubishi Tanabe Pharma	11,000		179,714

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Mitsubishi UFJ Financial Group	651,390		3,032,542
Mitsubishi UFJ Lease & Finance	2,910		97,253
Mitsui & Co.	88,600		1,391,421
Mitsui Chemicals	41,000		120,124
Mitsui Engineering & Shipbuilding	34,000		76,822
Mitsui Fudosan	43,000		811,955
Mitsui Mining & Smelting	34,000		103,414
Mitsui OSK Lines	58,000		371,546
Mitsumi Electric	4,800		81,698
Mizuho Financial Group	1,029,100		1,494,782
Mizuho Securities	34,000		72,179
Mizuho Trust & Banking	92,000	[a]	82,235
MS & AD Insurance Group Holdings	27,257		654,100
Murata Manufacturing	10,400		584,233
Namco Bandai Holdings	10,350		95,341
NEC	140,800		391,548
NGK Insulators	13,000		196,735
NGK Spark Plug	8,000		111,434
NHK Spring	7,000		59,354
Nidec	5,600		553,395
Nikon	16,000		301,924
Nintendo	5,150		1,333,054
Nippon Building Fund	27		264,134
Nippon Electric Glass	18,085		232,826
Nippon Express	44,000		174,798
Nippon Meat Packers	9,000		104,581
Nippon Paper Group	4,900		124,462
Nippon Sheet Glass	34,000		74,711
Nippon Steel	259,100		813,809
Nippon Telegraph & Telephone	26,500		1,202,452
Nippon Yusen	81,800		344,261
Nishi-Nippon City Bank	33,000		90,130
Nissan Chemical Industries	7,000		80,211
Nissan Motor	126,600		1,115,903
Nissha Printing	1,400		30,868
Nisshin Seifun Group	9,800		121,177

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Nisshin Steel	42,000		75,605
Nisshinbo Holdings	7,000		70,826
Nissin Foods Holdings	3,200		115,844
Nitori	1,950		171,397
Nitto Denko	8,600		321,366
NKSJ Holdings	72,500	[a]	497,734
NOK	5,300		94,551
Nomura Holdings	179,700		932,521
Nomura Real Estate Holdings	5,400		82,793
Nomura Real Estate Office Fund	12		73,669
Nomura Research Institute	5,700		107,348
NSK	23,000		174,178
NTN	25,000		113,284
NTT Data	65		199,559
NTT DoCoMo	796		1,339,019
NTT Urban Development	55		50,391
Obayashi	35,000		142,520
Obic	350		64,569
Odakyu Electric Railway	32,000		294,773
OJI Paper	44,000		203,203
Olympus	11,000		288,144
Omron	10,500		243,501
Ono Pharmaceutical	4,200		178,324
ORACLE JAPAN	2,000		90,875
Oriental Land	2,700		261,453
ORIX	5,460		497,534
Osaka Gas	101,000		381,179
OTSUKA	1,000		63,439
Panasonic	100,095		1,470,048
Rakuten	372		286,331
Resona Holdings	31,600		251,858
Ricoh	34,000		475,282
Rinnai	1,800		109,497
Rohm	5,100		317,840
Sankyo	2,800		149,125
Santen Pharmaceutical	3,800		131,054

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Sapporo Hokuyo Holdings	15,000		61,825
Sapporo Holdings	13,000		51,161
SBI Holdings	887		108,356
Secom	11,000		499,131
Sega Sammy Holdings	9,984		162,867
Seiko Epson	6,700		106,718
Sekisui Chemical	22,000		139,839
Sekisui House	31,000		291,335
Senshu Ikeda Holdings	41,600		55,260
Seven & I Holdings	38,260		889,646
Seven Bank	26		46,771
Sharp	51,000		503,352
Shikoku Electric Power	9,200		271,945
Shimadzu	12,000		90,130
Shimamura	1,200		115,009
Shimano	3,500		174,674
Shimizu	29,000		111,968
Shin-Etsu Chemical	20,900		1,057,325
Shinko Electric Industries	4,200		40,827
Shinsei Bank	50,000	[a]	39,727
Shionogi & Co.	15,400		268,042
Shiseido	18,000		375,866
Shizuoka Bank	31,400		268,976
Showa Denko	72,000		131,397
Showa Shell Sekiyu	11,300		94,973
SMC	2,700		412,291
Softbank	41,400		1,331,173
Sojitz	66,600		122,369
Sony	51,280		1,712,516
Sony Financial Holdings	43		149,472
Square Enix Holdings	3,700		77,307
Stanley Electric	8,200		137,532
SUMCO	6,800 [a]		105,271
Sumitomo	57,100		723,054
Sumitomo Chemical	82,000		357,318
Sumitomo Electric Industries	38,000		484,494

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Sumitomo Heavy Industries	29,000		164,891
Sumitomo Metal Industries	173,000		401,626
Sumitomo Metal Mining	27,000		428,380
Sumitomo Mitsui Financial Group	68,600		2,054,168
Sumitomo Realty & Development	19,000		413,731
Sumitomo Rubber Industries	9,400		101,177
Sumitomo Trust & Banking	74,000		405,140
Suruga Bank	12,000		108,156
Suzuken	3,720		116,888
Suzuki Motor	16,900		411,852
Sysmex	1,600		109,646
T & D Holdings	14,650		299,911
Taiheiyo Cement	50,000	[a]	54,004
Taisei	58,000		123,849
Taisho Pharmaceutical	6,000		126,034
Taiyo Nippon Sanso	15,000		120,484
Takashimaya	15,000		112,849
Takeda Pharmaceutical	38,300		1,792,564
TDK	6,100		347,976
Teijin	47,000		173,880
Terumo	8,500		431,068
THK	6,700		128,760
Tobu Railway	40,000		224,457
Toho	5,800		89,430
Toho Gas	22,000		116,077
Tohoku Electric Power	22,300		500,262
Tokio Marine Holdings	36,900		1,038,972
Tokuyama	18,000		98,547
Tokyo Electric Power	72,872		1,741,510
Tokyo Electron	8,800		496,536
Tokyo Gas	135,000		635,196
Tokyo Steel Manufacturing	5,500		54,488
Tokyo Tatemono	19,000		76,660
Tokyu	57,820		258,413
Tokyu Land	24,000		109,348

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
TonenGeneral Sekiyu	14,000	124,618
Toppan Printing	28,000	225,251
Toray Industries	68,000	393,395
Toshiba	205,000	1,025,636
Tosoh	29,000	77,405
TOTO	14,000	92,812
Toyo Seikan Kaisha	7,200	122,726
Toyo Suisan Kaisha	5,000	107,138
Toyoda Gosei	3,600	77,497
Toyota Boshoku	4,200	71,121
Toyota Industries	9,600	270,540
Toyota Motor	141,214	5,012,177
Toyota Tsusho	11,600	179,868
Trend Micro	5,200	147,059
Tsumura & Co.	3,100	95,290
Ube Industries	55,600	135,980
UNICHARM	6,300	240,503
UNY	9,000	74,972
Ushio	5,900	98,223
USS	980	76,161
West Japan Railway	88	326,436
Yahoo! Japan	751	262,547
Yakult Honsha	5,100	148,980
Yamada Denki	4,410	286,335
Yamaguchi Financial Group	11,000	99,826
Yamaha	9,200	112,730
Yamaha Motor	13,600 [a]	208,685
Yamato Holdings	20,600	259,322
Yamato Kogyo	2,800	71,747
Yamazaki Baking	6,000	73,073
Yaskawa Electric	12,000	93,706
Yokogawa Electric	11,500	75,525
		114,475,038
Luxembourg—.5%
ArcelorMittal	43,789	1,405,608

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Luxembourg (continued)
Millicom International Cellular, SDR	4,027		378,993
SES	16,018		409,979
Tenaris	24,240		502,670
			2,697,250
Netherlands—2.7%
Aegon	81,616 [a]		516,594
Akzo Nobel	12,145		720,111
ASML Holding	22,623		745,526
Corio	2,950		216,408
Delta Lloyd	3,776		77,858
European Aeronautic Defence and Space	20,994	[a]	551,053
Fugro	3,368		237,943
Heineken	13,266		671,523
Heineken Holding	5,874		252,601
ING Groep	195,682		2,086,063
Koninklijke Ahold	60,513		835,178
Koninklijke Boskalis Westminster	3,558		143,906
Koninklijke DSM	8,006		427,518
Koninklijke KPN	83,992		1,400,878
Koninklijke Philips Electronics	50,315		1,519,632
Koninklijke Vopak	3,832		191,419
QIAGEN	11,934 [a]		225,832
Randstad Holding	5,958	[a]	283,210
Reed Elsevier	34,639		450,729
SBM Offshore	8,291		168,936
STMicroelectronics	32,926		287,579
TNT	18,872		500,994
Unilever	83,263		2,465,556
Wolters Kluwer	15,164		344,493
			15,321,540
New Zealand—.1%
Auckland International Airport	37,613		60,410
Contact Energy	16,082	[a]	71,952
Fletcher Building	32,253		202,517

Common Stocks (continued)	Shares		Value ($)
New Zealand (continued)
Sky City Entertainment Group	33,202		76,687
Telecom Corporation of New Zealand	91,185		142,964
			554,530
Norway—.8%
Aker Solutions	8,329		126,156
DnB NOR	51,118		697,880
Norsk Hydro	37,703		229,582
Orkla	41,365		398,260
Renewable Energy	18,350	[a]	63,552
SeaDrill	14,482		436,248
Statoil	56,854		1,234,760
Telenor	41,965		673,039
Yara International	9,814		513,272
			4,372,749
Portugal—.3%
Banco Comercial Portugues, Cl. R	154,733		140,651
Banco Espirito Santo	27,218		135,053
Brisa Auto-Estradas de Portugal	9,633		72,849
Cimpor-Cimentos de Portugal	12,398		86,004
Energias de Portugal	90,472		345,677
Galp Energia, Cl. B	12,510		240,992
Jeronimo Martins	11,415		171,031
Portugal Telecom	29,308		422,422
			1,614,679
Singapore—1.7%
Ascendas Real Estate Investment Trust	74,281		118,230
CapitaLand	132,500		398,242
CapitaMall Trust	120,000		183,581
Capitamalls Asia	74,000		122,357
City Developments	27,000		265,358
ComfortDelgro	93,700		107,148
Cosco Singapore	48,000		68,982
DBS Group Holdings	86,588		929,939
Fraser and Neave	50,150		241,789

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
Genting Singapore	312,527	[a]	523,997
Global Logistic Properties	65,000		116,515
Golden Agri-Resources	275,440		138,332
Jardine Cycle & Carriage	5,422		164,639
Keppel	67,000		516,639
Keppel Land	36,000		123,222
Neptune Orient Lines	56,000	[a]	92,594
Noble Group	161,963		232,761
Olam International	59,300		143,410
Oversea-Chinese Banking	123,942		862,830
SembCorp Industries	53,254		188,451
SembCorp Marine	41,000		145,721
Singapore Airlines	27,733		338,989
Singapore Exchange	46,000		312,768
Singapore Press Holdings	80,075		256,760
Singapore Technologies Engineering	92,000		235,287
Singapore Telecommunications	404,951		966,814
StarHub	26,918		55,115
United Overseas Bank	62,112		894,547
UOL Group	23,111		81,248
Wilmar International	98,000		484,605
			9,310,870
Spain—3.7%
Abertis Infraestructuras	14,741		290,731
Acciona	1,296		113,842
Acerinox	5,086		83,273
ACS Actividades de Construccion y Servicios	7,321		383,715
Banco Bilbao Vizcaya Argentaria	181,992		2,390,371
Banco de Sabadell	50,919		247,348
Banco de Valencia	11,051		62,207
Banco Popular Espanol	45,199		291,933
Banco Santander	421,476		5,407,579
Bankinter	16,421		109,279
Criteria Caixacorp	42,917		242,000
EDP Renovaveis	13,006	[a]	75,363
Enagas	8,939		196,738

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Ferrovial	23,356		265,931
Fomento de Construcciones y Contratas	1,877		50,559
Gamesa Corp Tecnologica	10,626	[a]	73,845
Gas Natural	11,514		168,354
Gestevision Telecinco	5,695		72,553
Grifols	6,640		107,378
Iberdrola	205,972		1,734,851
Iberdrola Renovables	48,509		163,769
Iberia Lineas Aereas de Espana	23,577	[a]	103,322
Inditex	11,087		924,739
Indra Sistemas	5,136		100,403
Mapfre	40,701		134,863
Red Electrica	5,475		274,671
Repsol	37,271		1,032,169
Telefonica	210,340		5,671,591
Zardoya Otis	7,387		122,898
			20,896,275
Sweden—2.9%
Alfa Laval	17,158		296,344
Assa Abloy, Cl. B	16,208		413,860
Atlas Copco, Cl. A	34,606		720,539
Atlas Copco, Cl. B	20,174		383,338
Boliden	13,856		234,354
Electrolux, Ser. B	12,421		300,118
Getinge, Cl. B	10,269		216,723
Hennes & Mauritz, Cl. B	52,207		1,832,972
Hexagon AB	9,044		183,316
Holmen, Cl. B	3,004		95,030
Husqvarna, Cl. B	20,545		143,929
Investor, Cl. B	22,969		469,678
Kinnevik Investment, Cl. B	11,875		244,241
Modern Times Group, Cl. B	2,552		182,359
Nordea Bank	165,106		1,811,199
Ratos, Cl. B	5,558		197,461
Sandvik	52,869		794,056
Scania, Cl. B	16,508		349,626

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Securitas, Cl. B	15,857		172,767
Skandinaviska Enskilda Banken, Cl. A	73,450		566,921
Skanska, Cl. B	20,691		394,396
SKF, Cl. B	20,274		521,614
SSAB, Cl. A	9,760		136,326
SSAB, Cl. B	5,288		65,226
Svenska Cellulosa, Cl. B	28,862		445,971
Svenska Handelsbanken, Cl. A	24,854		809,598
Swedbank, Cl. A	36,621	[a]	509,331
Swedish Match	11,752		327,248
Tele2, Cl. B	16,050		351,895
Telefonaktiebolaget LM Ericsson, Cl. B	153,688		1,682,506
TeliaSonera	114,147		949,139
Volvo, Cl. B	55,217	[a]	744,907
			16,546,988
Switzerland—7.5%
ABB	113,112		2,343,897
Actelion	5,019 [a]		250,618
Adecco	6,268		350,524
Aryzta	4,085		181,302
Baloise Holding	2,556		236,368
Cie Financiere Richemont, Cl. A	26,609		1,327,880
Credit Suisse Group	57,585		2,380,102
GAM Holding	11,520 [a]		182,141
Geberit	2,016		386,391
Givaudan	410		422,715
Holcim	12,454		776,871
Julius Baer Group	10,717		452,653
Kuehne & Nagel International	2,891		357,737
Lindt & Spruengli	6		172,344
Lindt & Spruengli-PC	47		127,739
Logitech International	9,187	[a]	174,305
Lonza Group	2,241		196,301
Nestle	177,676		9,737,404
Nobel Biocare Holding	6,201		102,583
Novartis	108,075		6,269,119

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Pargesa Holding	1,539	122,134
Roche Holding	35,973	5,285,306
Schindler Holding	2,461	263,991
Schindler Holding-PC	1,057	114,996
SGS	276	441,993
Sika	104	206,202
Sonova Holding	2,369	274,597
Straumann Holding	380	79,593
Swatch Group	2,143	149,040
Swatch Group-BR	1,609	615,297
Swiss Life Holding	1,524 [a]	186,723
Swiss Reinsurance	17,890	860,393
Swisscom	1,214	507,448
Syngenta	4,821	1,334,292
Synthes	3,082	367,897
UBS	186,179 [a]	3,153,780
Zurich Financial Services	7,564	1,852,738
		42,245,414
United Kingdom—21.0%
3i Group	49,824	238,657
Admiral Group	10,809	281,687
Aggreko	13,180	331,886
AMEC	17,013	295,396
Anglo American	67,441	3,135,537
Antofagasta	20,373	430,606
ARM Holdings	66,452	385,982
Associated British Foods	18,863	315,756
AstraZeneca	73,792	3,692,137
Autonomy	11,216 [a]	262,168
Aviva	145,220	924,298
Babcock International Group	13,900	128,895
BAE Systems	175,300	966,088
Balfour Beatty	33,777	149,425
Barclays	585,031	2,568,461
BG Group	172,958	3,361,160
BHP Billiton	112,940	3,996,877

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
BP	962,346		6,551,344
British Airways	29,271	[a]	126,683
British American Tobacco	102,186		3,888,319
British Land	43,407		353,588
British Sky Broadcasting Group	57,701		651,762
BT Group	394,046		968,310
Bunzl	16,760		198,021
Burberry Group	23,186		377,740
Cable & Wireless Worldwide	140,485		157,674
Cairn Energy	74,002	[a]	456,575
Capita Group	31,077		380,842
Capital Shopping Centres Group	24,270		149,158
Carnival	9,179		394,767
Centrica	262,305		1,393,156
Cobham	58,884		218,037
Compass Group	98,184		802,934
Diageo	128,022		2,357,928
Eurasian Natural Resources	13,200		183,711
Experian	52,763		612,013
Firstgroup	25,087		163,605
Fresnillo	9,006		179,985
G4S	72,991		305,398
GlaxoSmithKline	265,896		5,190,641
Hammerson	35,663		238,962
Home Retail Group	44,656		156,357
HSBC Holdings	897,174		9,310,689
ICAP	27,917		203,619
Imperial Tobacco Group	51,949		1,660,288
Inmarsat	23,343		243,331
Intercontinental Hotels Group	13,743		265,205
International Power	79,135		527,972
Intertek Group	7,577		224,716
Invensys	41,117		189,456
Investec	22,001		175,243
ITV	187,172 [a]		204,238
J Sainsbury	64,644		402,352

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Johnson Matthey	11,081		339,090
Kazakhmys	10,953		230,453
Kingfisher	118,901		452,055
Land Securities Group	39,463		427,142
Legal & General Group	304,912		489,443
Lloyds Banking Group	2,087,557	[a]	2,300,929
London Stock Exchange Group	7,101		83,332
Lonmin	7,908 [a]		221,131
Man Group	88,798		370,258
Marks & Spencer Group	82,497		563,724
National Grid	176,652		1,666,342
Next	9,365		342,127
Old Mutual	283,488		588,759
Pearson	42,503		648,618
Petrofac	13,173		308,123
Prudential	129,377		1,304,174
Randgold Resources	4,552		423,928
Reckitt Benckiser Group	31,449		1,755,295
Reed Elsevier	62,459		534,247
Resolution	72,253		302,541
Rexam	46,669		237,050
Rio Tinto	74,207		4,788,390
Rolls-Royce Group	94,239		975,582
Royal Bank of Scotland Group	881,033	[a]	628,374
Royal Dutch Shell, Cl. A	181,571		5,881,383
Royal Dutch Shell, Cl. B	137,980		4,408,733
RSA Insurance Group	183,775		384,903
SABMiller	48,456		1,567,633
Sage Group	67,743		291,780
Schroders	5,805		146,547
Scottish & Southern Energy	46,888		864,340
Segro	35,680		169,082
Serco Group	25,274		248,105
Severn Trent	12,168		271,386
Shire	29,445		692,497
Smith & Nephew	46,312		406,499

The Fund 35

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Smiths Group	19,627		374,045
Standard Chartered	104,770		3,024,321
Standard Chartered, NPR (Rights)	13,096	[a]	110,028
Standard Life	120,093		435,850
Tesco	410,191		2,799,335
Thomas Cook Group	43,248		125,083
Tui Travel	29,455		99,412
Tullow Oil	45,088		854,226
Unilever	65,534		1,884,913
United Utilities Group	36,086		352,512
Vedanta Resources	6,494		215,439
Vodafone Group	2,697,933		7,326,393
Whitbread	8,998		243,699
WM Morrison Supermarkets	109,098		512,463
Wolseley	14,763 [a]		392,519
WPP	65,758		763,270
Xstrata	105,092		2,032,212
			118,189,350
Total Common Stocks
(cost $498,812,494)			545,190,954

Preferred Stocks—.5%
Germany;
Bayerische Motoren Werke	2,448		119,052
Fresenius	4,316		386,381
Henkel & Co.	9,152		539,086
Porsche Automobil Holding	4,481		229,288
RWE	1,967		133,060
Volkswagen	8,661		1,300,089
Total Preferred Stocks
(cost $1,799,587)			2,706,956

	Principal
Short-Term Investments—.1%	Amount	Value ($)
U.S. Treasury Bills;
0.13%, 12/23/10
(cost $694,865)	695,000 [c]	694,860

Other Investment—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,800,000)	7,800,000 [d]	7,800,000
Total Investments (cost $509,106,946)	99.1%	556,392,770
Cash and Receivables (Net)	.9%	5,034,900
Net Assets	100.0%	561,427,670

BR—Bearer Certificate
CDI—Chess Depository Interest
NPR—Nill Paid Rights
PC—Participation Certificate
PPS—Price Protected Shares
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities
a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2010, the value of this security amounted to $49 or less than .01% of net assets.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	13.0	Diversified Financials	4.2
Materials	10.7	Automobiles & Components	4.0
Capital Goods	8.4	Insurance	3.8
Energy	7.3	Real Estate	3.1
Food, Beverage & Tobacco	6.5	Short-Term/
Pharmaceuticals & Biotechnology	6.1	Money Market Investments	1.5
Telecommunications	5.7	Other	19.6
Utilities	5.2		99.1

† Based on net assets.
See notes to financial statements.

The Fund 37

STATEMENT OF FINANCIAL FUTURES

October 31, 2010

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 10/31/2010 ($)
Financial Futures Long
DJ Euro Stoxx 50	104	4,103,742	December 2010	16,058
FTSE 100	36	3,258,286	December 2010	(35,926)
SPI 200 Index	10	1,138,747	December 2010	(7,869)
TOPIX	29	2,901,800	December 2010	(84,621)
Gross Unrealized Appreciation				16,058
Gross Unrealized Depreciation				(128,416)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	501,306,946	548,592,770
Affiliated issuers	7,800,000	7,800,000
Cash		1,390,274
Cash denominated in foreign currencies	1,104,401	1,116,135
Dividends and interest receivable		1,873,450
Receivable for shares of Common Stock subscribed		1,252,556
Receivable for investment securities sold		146,178
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		37,231
		562,208,594
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		285,641
Payable for shares of Common Stock redeemed		258,801
Payable for investment securities purchased		149,772
Payable for futures variation margin—Note 4		45,338
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		41,372
		780,924
Net Assets ($)		561,427,670
Composition of Net Assets ($):
Paid-in capital		557,897,079
Accumulated undistributed investment income—net		9,034,846
Accumulated net realized gain (loss) on investments		(52,789,096)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($112,358) net
unrealized (depreciation) on financial futures]		47,284,841
Net Assets ($)		561,427,670
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		37,835,675
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		14.84

See notes to financial statements.

The Fund 39

STATEMENT OF OPERATIONS

Year Ended October 31, 2010

Investment Income ($):
Income:
Cash dividends (net of $1,380,982 foreign taxes withheld at source):
Unaffiliated issuers	15,516,771
Affiliated issuers	8,854
Interest	14,506
Total Income	15,540,131
Expenses:
Management fee—Note 3(a)	1,908,019
Shareholder servicing costs—Note 3(b)	1,362,870
Directors’ fees—Note 3(a)	31,281
Loan commitment fees—Note 2	7,664
Interest expense—Note 2	196
Total Expenses	3,310,030
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(31,281)
Net Expenses	3,278,749
Investment Income—Net	12,261,382
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(45,684,562)
Net realized gain (loss) on financial futures	(164,727)
Net realized gain (loss) on forward foreign currency exchange contracts	(746,557)
Net Realized Gain (Loss)	(46,595,846)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	74,104,920
Net unrealized appreciation (depreciation) on financial futures	362,152
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(86,729)
Net Unrealized Appreciation (Depreciation)	74,380,343
Net Realized and Unrealized Gain (Loss) on Investments	27,784,497
Net Increase in Net Assets Resulting from Operations	40,045,879
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2010	2009
Operations ($):
Investment income—net	12,261,382	10,748,143
Net realized gain (loss) on investments	(46,595,846)	4,497,773
Net unrealized appreciation
(depreciation) on investments	74,380,343	82,489,486
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,045,879	97,735,402
Dividends to Shareholders from ($):
Investment income—net	(13,103,285)	(9,805,885)
Net realized gain on investments	(3,322,070)	(778,245)
Total Dividends	(16,425,355)	(10,584,130)
Capital Stock Transactions ($):
Net proceeds from shares sold	181,100,102	349,050,223
Dividends reinvested	15,535,963	9,310,050
Cost of shares redeemed	(206,110,488)	(225,160,976)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,474,423)	133,199,297
Total Increase (Decrease) in Net Assets	14,146,101	220,350,569
Net Assets ($):
Beginning of Period	547,281,569	326,931,000
End of Period	561,427,670	547,281,569
Undistributed investment income—net	9,034,846	10,313,145
Capital Share Transactions (Shares):
Shares sold	13,033,884	31,692,805
Shares issued for dividends reinvested	1,097,173	858,486
Shares redeemed	(15,247,182)	(21,995,482)
Net Increase (Decrease) in Shares Outstanding	(1,116,125)	10,555,809
See notes to financial statements.

The Fund 41

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	14.05	11.51	21.98	18.03	14.47
Investment Operations:
Investment income—net[a]	.31	.30	.49	.43	.38
Net realized and unrealized
gain (loss) on investments	.89	2.51	(10.47)	3.90	3.45
Total from Investment Operations	1.20	2.81	(9.98)	4.33	3.83
Distributions:
Dividends from investment income—net	(.33)	(.25)	(.49)	(.38)	(.27)
Dividends from net realized
gain on investments	(.08)	(.02)	—	—	—
Total Distributions	(.41)	(.27)	(.49)	(.38)	(.27)
Net asset value, end of period	14.84	14.05	11.51	21.98	18.03
Total Return (%)	8.73	25.13	(46.37)	24.40	26.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.61	.61	.61	.60
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.25	2.53	2.72	2.20	2.30
Portfolio Turnover Rate	10.49	17.26	7.17	3.31	4.12
Net Assets, end of period ($ x 1,000)	561,428	547,282	326,931	561,653	355,608

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S.Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TheFund 45

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	547,897,861	—	49	547,897,910
Mutual Funds	7,800,000	—	—	7,800,000
U.S. Treasury	—	694,860	—	694,860
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	37,231	—	37,231
Futures††	16,058	—	—	16,058
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(41,372)	—	(41,372)
Futures††	(128,416)	—	—	(128,416)

†	See Statement of Investments for country and industry classification.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign ($)
Balance as of 10/31/2009	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,645)
Net purchases (sales)	—
Transfers in and/or out of Level 3	6,694
Balance as of 10/31/2010	49
The amount of total gains (losses) for
the period included in earnings
attributable to the change in
unrealized gains (losses) relating
to investments still held at 10/31/2010	(19,677)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2010 were as follows:

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $11,360,850, accumulated capital losses $37,109,984 and unrealized appreciation $29,279,725.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2010 and October 31, 2009 were as follows: ordinary income $13,109,592 and $9,805,885 and long-term capital gains $3,315,763 and $778,245, respectively.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended October 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies, foreign currency gains and losses and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $436,396 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2010, was approximately $13,700 with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder

Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2010, fees reimbursed by the Manager amounted to $31,281.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, the fund was charged $1,362,870 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $166,624 and shareholder services plan fees $119,017.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended October 31, 2010, redemption fees charged and retained by the fund amounted to $50,380.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended October 31, 2010, amounted to $55,841,729 and $67,834,837, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	16,058	Equity risk[1]	(128,416)
Foreign exchange risk[2]	37,231	Foreign exchange risk[3]	(41,372)
Gross fair value of
derivative contracts	53,289		(169,788)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	(164,727)	—	(164,727)
Foreign exchange	—	(746,557)	(746,557)
Total	(164,727)	(746,557)	(911,284)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	362,152	—	362,152
Foreign exchange	—	(86,729)	(86,729)
Total	362,152	(86,729)	275,423

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counter-party credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2010 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 12/15/2010	901,867	888,022	878,272	(9,750)
Australian Dollar,
Expiring 12/15/2010	117,600	115,830	114,523	(1,307)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
British Pound,
Expiring 12/15/2010	229,000	366,160	366,801	641
British Pound,
Expiring 12/15/2010	816,695	1,308,304	1,308,143	(161)
British Pound,
Expiring 12/15/2010	114,300	182,630	183,080	450
British Pound,
Expiring 12/15/2010	170,300	270,612	272,778	2,166
British Pound,
Expiring 12/15/2010	57,100	90,027	91,460	1,433
British Pound,
Expiring 12/15/2010	114,300	179,654	183,080	3,426
British Pound,
Expiring 12/15/2010	56,900	90,033	91,140	1,107
British Pound,
Expiring 12/15/2010	113,300	181,028	181,479	451
Euro,
Expiring 12/15/2010	1,340,755	1,888,219	1,864,954	(23,265)
Euro,
Expiring 12/15/2010	254,700	358,015	354,281	(3,734)
Euro,
Expiring 12/15/2010	226,100	315,522	314,499	(1,023)
Euro,
Expiring 12/15/2010	141,400	197,434	196,683	(751)
Euro,
Expiring 12/15/2010	28,400	39,739	39,504	(235)
Euro,
Expiring 12/15/2010	114,500	160,413	159,267	(1,146)
Euro,
Expiring 12/15/2010	142,400	196,658	198,075	1,417
Euro,
Expiring 12/15/2010	141,900	197,307	197,379	72
Japanese Yen,
Expiring 12/15/2010	41,125,000	505,616	511,292	5,676
Japanese Yen,
Expiring 12/15/2010	41,308,915	505,886	513,578	7,692
Japanese Yen,
Expiring 12/15/2010	33,460,000	411,131	415,996	4,865
Japanese Yen,
Expiring 12/15/2010	41,475,000	511,177	515,643	4,466
Japanese Yen,
Expiring 12/15/2010	8,230,000	101,471	102,321	850

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Japanese Yen,
Expiring 12/15/2010	16,500,000	204,975	205,138	163
Japanese Yen,
Expiring 12/15/2010	8,160,000	100,039	101,450	1,411
Japanese Yen,
Expiring 12/15/2010	24,450,000	303,121	303,978	857
Singapore Dollar,
Expiring 11/3/2010	106,261	82,102	82,102	—
Sales:		Proceeds ($)
Euro,
Expiring 11/3/2010	59,008	82,102	82,014	88
Gross Unrealized Appreciation				37,231
Gross Unrealized Depreciation				(41,372)

At October 31, 2010, the cost of investments for federal income tax purposes was $527,116,291; accordingly, accumulated net unrealized appreciation on investments was $29,276,479, consisting of $96,179,898 gross unrealized appreciation and $66,903,419 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the year ended October 31, 2006 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2010

The Fund 57

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended October 31, 2010:

—the total amount of taxes paid to foreign countries was $1,321,316

—the total amount of income sourced from foreign countries was $16,897,754.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2010 calendar year with Form 1099-DIV which will be mailed in early 2011. For the fiscal year ended October 31, 2010, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $13,109,592 represents the maximum amount that may be considered qualified dividend income.Also, the fund hereby designates $.0844 per share as a long-term capital gain distribution paid on December 24, 2009.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 59

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since
January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager.

Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and
Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President
and Assistant Secretary since
January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

The Fund 61

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and
Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering
Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

The Fund 63

NOTES

For More Information

Ticker Symbol: DIISX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2009, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our view, persistent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries led to bouts of heightened volatility for U.S. stocks during most of 2010.The spending power of the U.S. consumer, long an important catalyst for economic growth, has been diminished by concerns over job security and an inability to generate cash from home equity.The second major driver of sustainable growth, corporate investment, has been stunted to a similar extent by tight credit conditions. However, the recent announcement of additional quantitative easing (QE2) measures by the Federal Reserve Board, as well as improved fundamentals across many developing nations, have helped support moderate global economic growth.

Uncertainty will probably remain in the broader financial markets until we see more evidence of robust economic growth, but we remain optimistic regarding the prospects for equities. Many stocks of quality companies with healthy balance sheets, higher credit ratings and strong cash flows appear to be currently priced at a discount.With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities which may exist in the global markets, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through October 31, 2010, as provided by Thomas J. Durante, CFA, Karen Q. Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2010, Dreyfus S&P 500 Index Fund produced a total return of 16.02%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a 16.54% return for the same period.2,3

Large-cap stocks ended a volatile reporting period with double-digit gains, on average, as investor sentiment was buoyed by a sustained U.S. economic recovery despite a number of economic headwinds. The difference in returns between the fund and the S&P 500 Index was primarily the result of the fund’s transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Equity Markets Rebounded in Economic Recovery

When the reporting period began, the U.S. economy had returned to growth, aided in large part by fiscal and monetary stimulus programs from the federal government and Federal Reserve Board (the “Fed”), respectively. Early in the reporting period, improving manufacturing activity and an apparent bottoming of housing prices helped bolster confidence among businesses, consumers and investors. Consumer and corporate spending improved, and commodity prices climbed.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

By May, however, investors were faced with two new global developments. First, Greece found itself unable to refinance a heavy debt load, leading to a sovereign debt crisis that investors feared might spread throughout the European Union. Second, a catastrophic oil spill in the Gulf of Mexico threatened economic activity along the U.S. Gulf Coast as well as the prospects of energy companies engaged in deep-sea drilling. These concerns weighed heavily on investor sentiment and stock prices. However, fears regarding the possibility of a return to recession proved to be unwarranted when, by the end of the summer, a number of economic indicators pointed to continued, albeit subpar, U.S. economic growth.

Throughout the reporting period, the Fed made it clear that it would continue to employ all available tools to stimulate the economy. Indeed, as it has since December 2008, the Fed maintained the overnight federal funds rate in a historically low range between 0% and 0.25%. The Fed also announced plans to embark on a second round of quantitative easing, in which it will purchase $600 billion of U.S.Treasuries to further stimulate the U.S. economy.Anticipation of the Fed’s quantitative easing program helped spark a market rally that persisted through the reporting period’s end.

All Market Sectors in S&P 500 Index Produced Positive Results

All 10 of the economic sectors that comprise the S&P 500 Index produced positive absolute returns during the reporting period, a testament to the breadth of the market rebound. Stronger consumer and business spending helped the information technology sector rank among the S&P 500 Index’s top performing sectors. In addition, many technology firms expanded their overseas presence during the reporting period, made possible, in part, by their ability to borrow money at low interest rates. Cost-cutting measures, such as staff reductions, factory closures and moving operations to lower-cost sites, also helped boost the technology sector’s earnings. Hardware companies with new product lines and significant exposure to overseas markets fared especially well, as did software companies that offer businesses tools for managing data, supporting internal operations and facilitating collaboration and application development.

4

A number of consumer discretionary stocks posted above-average results, most notably media stocks that provide steady dividends to investors. Advertising stocks fared well due to increased revenues from the November elections, and a number of casual dining chains and discount Internet retailers gained value as consumer spending improved. In the industrials sector, an aerospace and defense company performed well amid continued geopolitical uncertainty, and railroad stocks benefited from rising shipping volumes in the recovering economy.

On the other hand, the financials sector produced more mixed results.While banks and diversified financial services companies generally disappointed, those losses were offset by gains from real estate investment trusts.

Index Funds Offer Diversification

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500” and “S&P 500®” are
trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard &
Poor’s makes no representation regarding the advisability of investing in the fund.

TheFund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/10
	1 Year	5 Years	10 Years
Fund	16.02%	1.30%	–0.48%
Standard & Poor’s 500
Composite Stock Price Index	16.54%	1.74%	–0.01%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 10/31/00 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 2.53
Ending value (after expenses)	$1,004.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TheFund 7

STATEMENT OF INVESTMENTS
October 31, 2010

Common Stocks—99.6%	Shares	Value ($)
Consumer Discretionary—10.6%
Abercrombie & Fitch, Cl. A	19,114	819,226
Amazon.com	76,329 [a]	12,604,971
Apollo Group, Cl. A	26,621 [a]	997,755
AutoNation	13,937 [a,b]	323,617
AutoZone	6,502 [a]	1,545,070
Bed Bath & Beyond	56,230 [a]	2,468,497
Best Buy	74,064	3,183,271
Big Lots	18,170 [a]	569,993
Carmax	47,849 [a]	1,482,841
Carnival	94,705	4,088,415
CBS, Cl. B	147,128	2,490,877
Coach	66,000 [b]	3,300,000
Comcast, Cl. A	611,562	12,585,946
D.R. Horton	60,999	636,830
Darden Restaurants	30,190	1,379,985
DeVry	13,444	643,430
DIRECTV, Cl. A	187,815 [a]	8,162,440
Discovery Communications, Cl. A	61,030 [a]	2,722,548
Eastman Kodak	58,563 [a,b]	275,832
Expedia	46,496	1,346,059
Family Dollar Stores	30,047	1,387,270
Ford Motor	742,980 [a,b]	10,498,307
Fortune Brands	32,379	1,750,085
GameStop, Cl. A	35,945 [a,b]	706,679
Gannett	51,104 [b]	605,582
Gap	97,170	1,847,202
Genuine Parts	35,440	1,696,158
Goodyear Tire & Rubber	53,528 [a]	547,056
H & R Block	72,352	853,030
Harley-Davidson	51,593 [b]	1,582,873
Harman International Industries	13,258 [a]	444,806
Hasbro	30,063	1,390,414
Home Depot	362,805	11,203,418
International Game Technology	66,949	1,043,735
Interpublic Group of Cos.	104,729 [a]	1,083,945
J.C. Penney	50,482	1,574,029

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Johnson Controls	144,515	5,075,367
Kohl’s	65,916 [a]	3,374,899
Leggett & Platt	32,113 [b]	654,463
Lennar, Cl. A	30,483	442,308
Limited Brands	57,931	1,702,592
Lowe’s	303,602	6,475,831
Macy’s	90,782	2,146,086
Marriott International, Cl. A	61,598 [b]	2,282,206
Mattel	77,776	1,814,514
McDonald’s	230,149	17,898,688
McGraw-Hill	66,958	2,520,969
Meredith	8,406 [b]	285,384
New York Times, Cl. A	26,261 [a,b]	201,422
Newell Rubbermaid	61,725	1,089,446
News, Cl. A	490,100	7,086,846
NIKE, Cl. B	84,147	6,852,932
Nordstrom	36,363	1,400,339
O’Reilly Automotive	29,469 [a]	1,723,937
Office Depot	60,841 [a]	273,176
Omnicom Group	65,273	2,869,401
Polo Ralph Lauren	14,000	1,356,320
Priceline.com	10,447 [a]	3,936,534
Pulte Group	74,678 [a]	586,222
RadioShack	29,378	591,379
Ross Stores	25,521	1,505,484
Scripps Networks Interactive, Cl. A	19,968	1,016,172
Sears Holdings	10,575 [a,b]	761,189
Stanley Black & Decker	35,710	2,212,949
Staples	157,323	3,220,402
Starbucks	160,638	4,574,970
Starwood Hotels & Resorts Worldwide	40,184 [c]	2,175,562
Target	156,102	8,107,938
Tiffany & Co.	26,977	1,429,781
Time Warner	243,317	7,910,236
Time Warner Cable	76,825	4,445,863
TJX	88,183	4,046,718

TheFund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Urban Outfitters	27,600 [a]	849,252
VF	18,772	1,562,581
Viacom, Cl. B	131,200	5,063,008
Walt Disney	413,859	14,944,448
Washington Post, Cl. B	1,293 [b]	519,980
Whirlpool	16,260	1,232,996
Wyndham Worldwide	39,403	1,132,836
Wynn Resorts	16,202	1,736,368
Yum! Brands	101,570	5,033,809
		245,965,995
Consumer Staples—11.1%
Altria Group	447,387	11,372,577
Archer-Daniels-Midland	139,571	4,650,506
Avon Products	92,238	2,808,647
Brown-Forman, Cl. B	23,497	1,428,853
Campbell Soup	41,223 [b]	1,494,334
Clorox	29,818	1,984,388
Coca-Cola	499,074	30,603,218
Coca-Cola Enterprises	71,528	1,717,387
Colgate-Palmolive	105,119	8,106,777
ConAgra Foods	95,780	2,154,092
Constellation Brands, Cl. A	43,142 [a]	851,192
Costco Wholesale	94,276	5,917,705
CVS Caremark	293,985	8,854,828
Dean Foods	38,257 [a]	397,873
Dr. Pepper Snapple Group	53,170	1,943,364
Estee Lauder, Cl. A	25,301	1,800,672
General Mills	138,984	5,217,459
H.J. Heinz	67,612	3,320,425
Hershey	33,525	1,659,152
Hormel Foods	15,277	701,520
J.M. Smucker	25,604	1,645,825
Kellogg	56,232	2,826,220
Kimberly-Clark	88,556	5,609,137
Kraft Foods, Cl. A	376,093	12,136,521
Kroger	142,116	3,126,552

10

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Lorillard	33,428	2,852,746
McCormick & Co.	28,440 [b]	1,257,617
Mead Johnson Nutrition	43,902	2,582,316
Molson Coors Brewing, Cl. B	32,799	1,549,097
PepsiCo	344,102	22,469,861
Philip Morris International	396,368	23,187,528
Procter & Gamble	613,954	39,029,056
Reynolds American	37,263	2,418,369
Safeway	83,969	1,922,890
Sara Lee	143,323	2,053,819
SUPERVALU	47,157	508,824
SYSCO	127,886	3,767,522
Tyson Foods, Cl. A	64,322	1,000,207
Wal-Mart Stores	433,156	23,464,061
Walgreen	212,366	7,194,960
Whole Foods Market	31,824 [a]	1,265,004
		258,853,101
Energy—11.1%
Anadarko Petroleum	106,926	6,583,434
Apache	78,688	7,949,061
Baker Hughes	92,891	4,303,640
Cabot Oil & Gas	23,258	674,017
Cameron International	52,434 [a]	2,293,988
Chesapeake Energy	140,165	3,041,581
Chevron	434,524	35,896,028
ConocoPhillips	320,345	19,028,493
Consol Energy	47,310	1,739,116
Denbury Resources	85,215 [a]	1,450,359
Devon Energy	94,120	6,119,682
Diamond Offshore Drilling	15,147 [a]	1,002,126
El Paso	151,496	2,008,837
EOG Resources	54,591	5,225,451
EQT	30,910	1,157,270
Exxon Mobil	1,100,744	73,166,454
FMC Technologies	26,430 [a]	1,905,603
Halliburton	194,745	6,204,576

TheFund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Helmerich & Payne	22,748	973,159
Hess	62,967	3,968,810
Marathon Oil	153,013	5,442,672
Massey Energy	21,994	925,288
Murphy Oil	41,206	2,684,983
Nabors Industries	60,361 [a]	1,261,545
National Oilwell Varco	90,443	4,862,216
Noble Energy	37,295	3,038,797
Occidental Petroleum	175,252	13,780,065
Peabody Energy	58,128	3,074,971
Pioneer Natural Resources	25,901	1,807,890
QEP Resources	38,467	1,270,565
Range Resources	33,330	1,246,209
Rowan	24,712 [a]	813,025
Schlumberger	294,768	20,601,336
Southwestern Energy	74,209 [a]	2,511,975
Spectra Energy	140,621	3,342,561
Sunoco	26,211	982,126
Tesoro	30,596	396,524
Valero Energy	121,364	2,178,484
Williams	124,566	2,680,660
		257,593,577
Financial—15.3%
ACE	72,500	4,307,950
Aflac	101,627	5,679,933
Allstate	117,588	3,585,258
American Express	227,907	9,449,024
American International Group	29,094 [a,b]	1,222,239
Ameriprise Financial	55,651	2,876,600
AON	70,934	2,819,626
Apartment Investment & Management, Cl. A	24,994 [b,c]	582,610
Assurant	23,160	915,746
AvalonBay Communities	17,868 [b,c]	1,899,547
Bank of America	2,164,810	24,765,426
Bank of New York Mellon	259,964	6,514,698
BB&T	148,093 [b]	3,466,857

12

Common Stocks (continued)	Shares		Value ($)
Financial (continued)

Berkshire Hathaway, Cl. B	373,083	[a]	29,682,483
Boston Properties	29,707	[c]	2,560,446
Capital One Financial	97,739		3,642,733
CB Richard Ellis Group, Cl. A	62,353	[a]	1,144,178
Charles Schwab	210,122		3,235,879
Chubb	68,139		3,953,425
Cincinnati Financial	35,368	[b]	1,041,234
Citigroup	5,507,511	[a]	22,966,321
CME Group	14,371		4,162,560
Comerica	37,265		1,333,342
Discover Financial Services	113,241		1,998,704
E*TRADE Financial	42,208	[a]	603,574
Equity Residential	60,928	[c]	2,962,929
Federated Investors, Cl. B	19,204	[b]	478,372
Fifth Third Bancorp	169,481		2,128,681
First Horizon National	48,646	[a,b]	490,838
Franklin Resources	32,215		3,695,061
Genworth Financial, Cl. A	104,835	[a]	1,188,829
Goldman Sachs Group	111,198		17,897,318
Hartford Financial Services Group	95,614		2,292,824
HCP	66,801	[b,c]	2,405,504
Health Care REIT	26,504	[b,c]	1,354,354
Host Hotels & Resorts	140,248	[c]	2,228,541
Hudson City Bancorp	113,365		1,320,702
Huntington Bancshares	152,222		863,099
IntercontinentalExchange	15,732	[a]	1,807,135
Invesco	100,216		2,304,968
Janus Capital Group	35,442		374,268
JPMorgan Chase & Co.	858,428		32,302,646
KeyCorp	182,111		1,491,489
Kimco Realty	86,903	[b,c]	1,497,339
Legg Mason	34,399	[b]	1,067,401
Leucadia National	42,367	[a]	1,076,969
Lincoln National	68,241		1,670,540
Loews	69,101		2,728,107
M & T Bank	17,825		1,332,419

TheFund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Marsh & McLennan	116,494	2,910,020
Marshall & Ilsley	111,144	656,861
MetLife	195,710	7,892,984
Moody’s	42,604 [b]	1,152,864
Morgan Stanley	300,776	7,480,299
Nasdaq OMX Group	29,262 [a]	615,087
Northern Trust	52,337	2,597,485
NYSE Euronext	57,658	1,766,641
People’s United Financial	80,578	991,915
Plum Creek Timber	35,241 [b,c]	1,298,278
PNC Financial Services Group	113,399	6,112,206
Principal Financial Group	67,566	1,813,471
Progressive	144,859	3,065,216
ProLogis	101,530 [c]	1,385,885
Prudential Financial	100,869	5,303,692
Public Storage	30,089 [c]	2,985,431
Regions Financial	270,585	1,704,686
Simon Property Group	63,247 [c]	6,072,977
SLM	103,747 [a]	1,234,589
State Street	107,543	4,490,996
SunTrust Banks	106,745	2,670,760
T. Rowe Price Group	56,069	3,098,934
Torchmark	17,878 [b]	1,024,052
Travelers	101,866	5,623,003
U.S. Bancorp	413,230	9,991,901
Unum Group	72,208	1,618,903
Ventas	33,979 [b,c]	1,819,915
Vornado Realty Trust	35,009 [c]	3,059,437
Wells Fargo & Co.	1,130,855	29,492,698
Weyerhaeuser	113,161 [c]	1,835,471
XL Group	74,245	1,570,281
Zions Bancorporation	37,186	768,263
		355,475,927
Health Care—11.4%
Abbott Laboratories	333,935	17,137,544
Aetna	90,403	2,699,433

14

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Allergan	66,627		4,824,461
AmerisourceBergen	62,408		2,048,230
Amgen	206,955	[a]	11,835,756
Baxter International	126,511		6,439,410
Becton Dickinson & Co.	51,291		3,873,496
Biogen Idec	52,599	[a]	3,298,483
Boston Scientific	325,013	[a]	2,073,583
Bristol-Myers Squibb	369,443		9,938,017
C.R. Bard	20,897		1,736,959
Cardinal Health	77,788		2,698,466
CareFusion	38,984	[a]	941,074
Celgene	99,910	[a]	6,201,414
Cephalon	16,011	[a,b]	1,063,771
Cerner	14,639	[a,b]	1,285,743
CIGNA	60,274		2,121,042
Coventry Health Care	32,437	[a]	759,675
DaVita	22,546	[a]	1,617,676
Dentsply International	32,252		1,012,390
Eli Lilly & Co.	218,348	[b]	7,685,850
Express Scripts	117,528	[a]	5,702,459
Forest Laboratories	61,932	[a]	2,046,853
Genzyme	55,198	[a]	3,981,432
Gilead Sciences	181,817	[a]	7,212,680
Hospira	35,254	[a]	2,096,908
Humana	37,106	[a]	2,162,909
Intuitive Surgical	8,402	[a]	2,209,306
Johnson & Johnson	595,063		37,887,661
King Pharmaceuticals	54,829	[a]	775,282
Laboratory Corp. of America Holdings	22,999	[a,b]	1,870,279
Life Technologies	39,309	[a]	1,972,526
McKesson	56,595		3,734,138
Medco Health Solutions	93,982	[a]	4,936,874
Medtronic	233,701		8,228,612
Merck & Co.	665,607		24,148,222
Mylan	67,791	[a,b]	1,377,513
Patterson	20,481		566,300

TheFund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
PerkinElmer	26,211	614,648
Pfizer	1,742,260	30,315,324
Quest Diagnostics	32,760	1,609,826
St. Jude Medical	70,207 [a]	2,688,928
Stryker	73,077	3,616,581
Tenet Healthcare	93,059 [a]	405,737
Thermo Fisher Scientific	89,074 [a]	4,580,185
UnitedHealth Group	243,143	8,765,305
Varian Medical Systems	26,970 [a,b]	1,705,043
Waters	20,502 [a]	1,519,813
Watson Pharmaceuticals	23,019 [a]	1,073,836
WellPoint	86,703 [a]	4,711,441
Zimmer Holdings	43,879 [a]	2,081,620
		265,890,714
Industrial—10.6%
3M	153,815	12,954,299
Avery Dennison	23,578	857,060
Boeing	158,384	11,188,246
C.H. Robinson Worldwide	36,273 [b]	2,556,521
Caterpillar	135,399	10,642,361
Cintas	29,128	800,146
CSX	82,200	5,051,190
Cummins	43,833	3,861,687
Danaher	115,558	5,010,595
Deere & Co.	91,340	7,014,912
Dover	41,163	2,185,755
Dun & Bradstreet	11,766	875,508
Eaton	35,937	3,192,284
Emerson Electric	162,418	8,916,748
Equifax	27,615	914,885
Expeditors International
of Washington	46,035	2,272,288
Fastenal	31,664 [b]	1,630,063
FedEx	67,479	5,919,258
Flowserve	12,094	1,209,400
Fluor	39,654	1,910,926

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
General Dynamics	83,362	5,678,619
General Electric	2,310,583	37,015,540
Goodrich	26,816	2,200,789
Honeywell International	166,830	7,859,361
Illinois Tool Works	107,594	4,917,046
Iron Mountain	43,336	944,291
ITT	39,289	1,854,048
Jacobs Engineering Group	27,029 [a]	1,043,590
L-3 Communications Holdings	25,142	1,815,001
Lockheed Martin	64,439	4,593,856
Masco	78,735	839,315
Norfolk Southern	79,492	4,887,963
Northrop Grumman	63,685	4,025,529
Paccar	78,682	4,033,239
Pall	26,145	1,115,607
Parker Hannifin	35,164	2,691,804
Pitney Bowes	45,470 [b]	997,612
Precision Castparts	30,715	4,195,055
Quanta Services	45,348 [a,b]	891,542
R.R. Donnelley & Sons	45,916	847,150
Raytheon	80,969	3,731,052
Republic Services	66,399	1,979,354
Robert Half International	33,588 [b]	910,571
Rockwell Automation	31,853	1,986,672
Rockwell Collins	34,955	2,115,127
Roper Industries	19,610	1,361,522
Ryder System	12,286	537,513
Snap-On	12,834	654,534
Southwest Airlines	160,833	2,213,062
Stericycle	18,575 [a,b]	1,332,571
Textron	58,437 [b]	1,216,658
Tyco International	107,400	4,111,272
Union Pacific	107,621	9,436,209
United Parcel Service, Cl. B	214,432	14,439,851
United Technologies	201,414	15,059,725

TheFund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
W.W. Grainger	12,924	1,602,964
Waste Management	104,341 [b]	3,727,061
		247,826,807

Information Technology—19.3%
Adobe Systems	113,134 [a]	3,184,722
Advanced Micro Devices	122,231 [a]	895,953
Agilent Technologies	74,614 [a]	2,596,567
Akamai Technologies	39,149 [a]	2,022,829
Altera	65,840	2,054,866
Amphenol, Cl. A	38,267	1,918,325
Analog Devices	63,506	2,138,247
Apple	197,412 [a]	59,395,348
Applied Materials	291,024	3,597,056
Autodesk	48,462 [a]	1,753,355
Automatic Data Processing	106,485	4,730,064
BMC Software	39,269 [a]	1,785,169
Broadcom, Cl. A	96,686	3,938,988
CA	86,909	2,017,158
Cisco Systems	1,233,810 [a]	28,167,882
Citrix Systems	40,345 [a]	2,584,904
Cognizant Technology Solutions, Cl. A	64,077 [a]	4,177,180
Computer Sciences	32,595	1,598,785
Compuware	55,407 [a]	554,624
Corning	336,167	6,145,133
Dell	371,977 [a]	5,349,029
eBay	249,370 [a]	7,433,720
Electronic Arts	69,819 [a]	1,106,631
EMC	443,348 [a]	9,314,741
Fidelity National Information Services	57,280	1,552,288
First Solar	11,595 [a,b]	1,596,400
Fiserv	33,352 [a]	1,818,351
FLIR Systems	32,947 [a]	917,244
Google, Cl. A	53,658 [a]	32,891,817
Harris	29,010	1,310,962
Hewlett-Packard	490,870	20,645,992

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Intel	1,200,300	24,090,021
International Business Machines	272,843	39,180,255
Intuit	61,530 [a]	2,953,440
Jabil Circuit	41,397	635,030
JDS Uniphase	45,176 [a]	474,800
Juniper Networks	115,223 [a,b]	3,732,073
KLA-Tencor	37,852	1,352,073
Lexmark International, Cl. A	17,107 [a]	650,579
Linear Technology	47,774 [b]	1,539,756
LSI	139,386 [a]	730,383
MasterCard, Cl. A	20,668	4,961,560
McAfee	33,158 [a]	1,568,373
MEMC Electronic Materials	49,406 [a]	633,385
Microchip Technology	40,191 [b]	1,293,346
Micron Technology	183,771 [a]	1,519,786
Microsoft	1,644,834	43,818,378
Molex	31,493 [b]	639,308
Monster Worldwide	27,993 [a,b]	505,554
Motorola	500,935 [a]	4,082,620
National Semiconductor	49,173	673,670
NetApp	77,027 [a]	4,101,688
Novell	78,672 [a]	466,525
Novellus Systems	22,868 [a]	667,974
NVIDIA	123,136 [a]	1,481,326
Oracle	836,876	24,604,154
Paychex	70,381	1,949,554
QLogic	25,038 [a]	439,918
QUALCOMM	347,337	15,675,319
Red Hat	41,204 [a]	1,741,281
SAIC	62,491 [a]	971,110
Salesforce.com	25,225 [a]	2,927,866
SanDisk	50,276 [a]	1,889,372
Symantec	175,394 [a]	2,837,875
Tellabs	83,295	568,072
Teradata	37,155 [a]	1,462,421
Teradyne	38,841 [a]	436,573

TheFund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Texas Instruments	258,626	7,647,571
Total System Services	36,269	566,159
VeriSign	37,843 [a]	1,315,044
Visa, Cl. A	106,929 [b]	8,358,640
Western Digital	48,444 [a]	1,551,177
Western Union	145,278	2,556,893
Xerox	296,632	3,470,594
Xilinx	56,192	1,506,508
Yahoo!	289,748 [a]	4,783,739
		448,206,073
Materials—3.6%
Air Products & Chemicals	45,892	3,899,443
Airgas	16,181	1,147,718
AK Steel Holding	25,116	316,210
Alcoa	219,116	2,876,993
Allegheny Technologies	20,961 [b]	1,104,435
Ball	20,821	1,340,039
Bemis	21,989	698,371
CF Industries Holdings	14,930	1,829,373
Cliffs Natural Resources	29,003	1,890,996
Dow Chemical	250,516	7,723,408
E.I. du Pont de Nemours & Co.	195,786	9,256,762
Eastman Chemical	15,823	1,243,213
Ecolab	51,138	2,522,126
FMC	14,921	1,090,725
Freeport-McMoRan Copper & Gold	101,245	9,585,877
International Flavors & Fragrances	16,995	852,469
International Paper	92,412	2,336,175
MeadWestvaco	36,702	944,342
Monsanto	117,729	6,995,457
Newmont Mining	106,964	6,510,899
Nucor	68,465 [b]	2,616,732
Owens-Illinois	36,282 [a]	1,016,984
Pactiv	29,011 [a]	962,585
PPG Industries	35,445	2,718,632
Praxair	66,279	6,053,924

20

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sealed Air	33,902		784,831
Sherwin-Williams	20,637		1,505,882
Sigma-Aldrich	26,335		1,670,166
Titanium Metals	17,674	[a,b]	347,471
United States Steel	30,945	[b]	1,324,137
Vulcan Materials	26,353	[b]	962,148
			84,128,523
Telecommunication Services—3.1%
American Tower, Cl. A	86,963	[a]	4,488,160
AT&T	1,277,090		36,397,065
CenturyLink	65,127		2,694,955
Frontier Communications	215,345		1,890,729
Metropcs Communications	55,053	[a]	573,102
Qwest Communications International	373,324		2,463,938
Sprint Nextel	641,918	[a]	2,644,702
Verizon Communications	610,976		19,838,391
Windstream	103,816		1,314,311
			72,305,353
Utilities—3.5%
AES	144,337	[a]	1,723,383
Allegheny Energy	37,201		863,063
Ameren	49,409		1,431,873
American Electric Power	101,639		3,805,364
CenterPoint Energy	89,435		1,481,044
CMS Energy	50,082		920,507
Consolidated Edison	60,754	[b]	3,020,689
Constellation Energy Group	43,506		1,315,621
Dominion Resources	127,288		5,531,936
DTE Energy	35,148		1,643,520
Duke Energy	284,769		5,185,643
Edison International	70,567		2,603,922
Entergy	40,880		3,046,786
Exelon	143,480		5,856,854
FirstEnergy	66,093	[b]	2,400,498
Integrys Energy Group	16,997	[b]	904,070
NextEra Energy	89,815		4,943,418

TheFund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Nicor	10,073	479,777
NiSource	61,108	1,057,779
Northeast Utilities	37,584	1,175,628
NRG Energy	55,262 [a]	1,100,266
ONEOK	22,471	1,119,505
Pepco Holdings	47,027	905,740
PG & E	84,232	4,027,974
Pinnacle West Capital	22,292	917,539
PPL	103,954	2,796,363
Progress Energy	63,086	2,838,870
Public Service Enterprise Group	110,265	3,567,073
SCANA	23,993	979,874
Sempra Energy	53,341	2,852,677
Southern	179,404	6,794,029
TECO Energy	47,001 [b]	826,748
Wisconsin Energy	25,395	1,512,018
Xcel Energy	97,496	2,326,255
		81,956,306
Total Common Stocks
(cost $1,673,512,748)		2,318,202,376
	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 12/23/10
(cost $829,843)	830,000 [d]	829,832

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,865,000)	4,865,000 [e]	4,865,000

22

Investment of Cash Collateral
for Securities Loaned—2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $51,226,301)	51,226,301 [e]	51,226,301

Total Investments (cost $1,730,433,892)	102.0%	2,375,123,509
Liabilities, Less Cash and Receivables	(2.0%)	(47,251,490)
Net Assets	100.0%	2,327,872,019

REIT—Real Estate Investment Trust
a Non-income producing security.
b Security, or portion thereof, on loan.At October 31, 2010, the market value of the fund’s securities on loan was
$54,407,022 and the market value of the collateral held by the fund was $55,533,341, consisting of cash collateral of $51,226,301 and U.S. Government and Agency securities valued at $4,307,040.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.3	Materials	3.6
Financial	15.3	Utilities	3.5
Health Care	11.4	Telecommunication Services	3.1
Consumer Staples	11.1	Short-Term/Money
Energy	11.1	Market Investments	2.4
Consumer Discretionary	10.6
Industrial	10.6		102.0

† Based on net assets.
See notes to financial statements.

TheFund 23

STATEMENT OF FINANCIAL FUTURES
October 31, 2010

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2010 ($)
Financial Futures Long
Standard & Poor’s 500 E-mini	175	10,322,375	December 2010	285,932

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $54,407,022)—Note 1(b):
Unaffiliated issuers	1,674,342,591	2,319,032,208
Affiliated issuers	56,091,301	56,091,301
Cash		4,914,470
Dividends and interest receivable		2,651,712
Receivable for shares of Common Stock subscribed		1,693,984
Receivable for futures variation margin—Note 4		631
		2,384,384,306
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		986,608
Liability for securities on loan—Note 1(b)		51,226,301
Payable for shares of Common Stock redeemed		4,299,378
		56,512,287
Net Assets ($)		2,327,872,019
Composition of Net Assets ($):
Paid-in capital		1,655,209,313
Accumulated undistributed investment income—net		25,855,411
Accumulated net realized gain (loss) on investments		1,831,746
Accumulated net unrealized appreciation (depreciation)
on investments (including $285,932 net unrealized
appreciation on financial futures)		644,975,549
Net Assets ($)		2,327,872,019
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		69,235,483
Net Asset Value, offering and redemption price per share ($)		33.62

See notes to financial statements.

TheFund 25

STATEMENT OF OPERATIONS
Year Ended October 31, 2010

Investment Income ($):
Income:
Cash dividends (net of $7,894 foreign taxes withheld at source):
Unaffiliated issuers	46,841,065
Affiliated issuers	46,216
Income from securities lending—Note 1(b)	173,707
Interest	5,454
Total Income	47,066,442
Expenses:
Management fee—Note 3(a)	5,730,892
Shareholder servicing costs—Note 3(b)	5,730,892
Directors’ fees—Note 3(a)	129,857
Loan commitment fees—Note 2	32,451
Interest expense—Note 2	512
Total Expenses	11,624,604
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(129,857)
Net Expenses	11,494,747
Investment Income—Net	35,571,695
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	104,587,117
Net realized gain (loss) on financial futures	1,410,412
Net Realized Gain (Loss)	105,997,529
Net unrealized appreciation (depreciation) on investments	198,661,013
Net unrealized appreciation (depreciation) on financial futures	579,301
Net Unrealized Appreciation (Depreciation)	199,240,314
Net Realized and Unrealized Gain (Loss) on Investments	305,237,843
Net Increase in Net Assets Resulting from Operations	340,809,538

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2010	2009
Operations ($):
Investment income—net	35,571,695	40,962,342
Net realized gain (loss) on investments	105,997,529	4,165,418
Net unrealized appreciation
(depreciation) on investments	199,240,314	150,873,785
Net Increase (Decrease) in Net Assets
Resulting from Operations	340,809,538	196,001,545
Dividends to Shareholders from ($):
Investment income—net	(38,533,901)	(50,992,476)
Capital Stock Transactions ($):
Net proceeds from shares sold	485,529,471	540,506,562
Dividends reinvested	37,789,348	49,807,203
Cost of shares redeemed	(736,607,359)	(586,615,451)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(213,288,540)	3,698,314
Total Increase (Decrease) in Net Assets	88,987,097	148,707,383
Net Assets ($):
Beginning of Period	2,238,884,922	2,090,177,539
End of Period	2,327,872,019	2,238,884,922
Undistributed investment income—net	25,855,411	28,886,502
Capital Share Transactions (Shares):
Shares sold	15,329,187	21,472,196
Shares issued for dividends reinvested	1,196,255	2,051,372
Shares redeemed	(23,322,185)	(23,057,764)
Net Increase (Decrease) in Shares Outstanding	(6,796,743)	465,804

See notes to financial statements.

TheFund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	29.45	27.66	44.18	40.57	35.50
Investment Operations:
Investment income—net[a]	.49	.53	.66	.61	.54
Net realized and unrealized
gain (loss) on investments	4.19	1.93	(16.51)	4.90	5.01
Total from
Investment Operations	4.68	2.46	(15.85)	5.51	5.55
Distributions:
Dividends from
investment income—net	(.51)	(.67)	(.67)	(.56)	(.48)
Dividends from net realized
gain on investments	—	—	—	(1.34)	—
Total Distributions	(.51)	(.67)	(.67)	(1.90)	(.48)
Net asset value, end of period	33.62	29.45	27.66	44.18	40.57
Total Return (%)	16.02	9.42	(36.38)	14.05	15.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.55	2.06	1.77	1.47	1.45
Portfolio Turnover Rate	5.45	4.36	4.95	4.71	5.04
Net Assets, end of period
($ x 1,000)	2,327,872	2,238,885	2,090,178	3,735,372	3,656,990

a Based on average shares outstanding at each month end.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on

TheFund 29

NOTES TO FINANCIAL STATEMENTS (continued)

which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

30

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,318,202,376	—	—	2,318,202,376
Mutual Funds	56,091,301	—	—	56,091,301
U.S. Treasury	—	829,832	—	829,832
Other Financial
Instruments:
Futures††	285,932	—	—	285,932

†	See Statement of Investments for industry classification.
††	Amount shown represents unrealized appreciation at period end.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result

32

of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2010, The Bank of New York Mellon earned $74,446 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	10/31/2009 ($)	Purchases ($) Sales ($)	10/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	38,872,000	328,985,000 362,992,000	4,865,000.2
Dreyfus
Institutional
Cash
Advantage
Plus
Fund	131,454,189	1,293,500,520 1,373,728,408	51,226,301	2.2
Total	170,326,189	1,622,485,520 1,736,720,408	56,091,301	2.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

TheFund 33

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $25,452,500, undistributed capital gains $51,724,461 and unrealized appreciation $595,485,745.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2010 and October 31, 2009 were as follows: ordinary income $38,533,901 and $50,992,476, respectively.

During the period ended October 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $68,885 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

34

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2010, was approximately $33,700 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2010, fees reimbursed by the Manager amounted to $129,857.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance

TheFund 35

NOTES TO FINANCIAL STATEMENTS (continued)

of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, the fund was charged $5,730,892 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $493,304 and shareholder services plan fees $493,304.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2010, amounted to $121,698,923 and $301,685,749, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

36

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2010 are set forth in the Statement of Financial Futures.

At October 31, 2010, the cost of investments for federal income tax purposes was $1,779,637,764; accordingly, accumulated net unrealized appreciation on investments was $595,485,745, consisting of $899,755,799 gross unrealized appreciation and $304,270,054 gross unrealized depreciation.

TheFund 37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the year ended October 31, 2006 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2010

38

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 2010 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2010, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $38,533,901 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

TheFund 39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 170

Peggy C. Davis (67)
Board Member (2006)

Principal Occupation During Past 5 Years:
- Shad Professor of Law, New York University School of Law
- Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 51

David P. Feldman (70)
Board Member (1989)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:
- BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
- QMed, Inc. a healthcare company, Director (1999-2007)

No. of Portfolios for which Board Member Serves: 48

James F. Henry (79)
Board Member (2006)

Principal Occupation During Past 5 Years:
- Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

No. of Portfolios for which Board Member Serves: 33

40

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

42

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

TheFund 43

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

44

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
45	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2009, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our view, persistent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries led to bouts of heightened volatility for U.S. stocks during most of 2010.The spending power of the U.S. consumer, long an important catalyst for economic growth, has been diminished by concerns over job security and an inability to generate cash from home equity.The second major driver of sustainable growth, corporate investment, has been stunted to a similar extent by tight credit conditions. However, the recent announcement of additional quantitative easing (QE2) measures by the Federal Reserve Board, as well as improved fundamentals across many developing nations, have helped support moderate global economic growth.

Uncertainty will probably remain in the broader financial markets until we see more evidence of robust economic growth, but we remain optimistic regarding the prospects for equities. Many stocks of quality companies with healthy balance sheets, higher credit ratings and strong cash flows appear to be currently priced at a discount.With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities which may exist in the global markets, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through October 31, 2010, as provided by Thomas J. Durante, CFA, Karen Q. Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2010, Dreyfus Smallcap Stock Index Fund produced a total return of 26.08%.1 In comparison, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a 26.27% return for the same period.2,3

Small-cap stocks ended a volatile reporting period with double-digit gains, on average, as investor sentiment was buoyed by a sustained U.S. economic recovery despite a number of economic headwinds. The difference in returns between the fund and its benchmark was primarily due to the fund’s transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Equity Markets Rebounded Amid Economic Recovery

When the reporting period began, the U.S. economy had returned to growth, aided in large part by fiscal and monetary stimulus programs from the federal government and Federal Reserve Board (the “Fed”), respectively. Early in the reporting period, improving manufacturing activity and an apparent bottoming of housing prices helped bolster confidence among businesses, consumers and investors. Consumer and corporate spending improved, and commodity prices climbed.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

By May, however, investors were faced with two new global developments. First, Greece found itself unable to refinance a heavy debt load, leading to a sovereign debt crisis that investors feared might spread throughout the European Union. Second, a catastrophic oil spill in the Gulf of Mexico threatened the prospects of energy companies engaged in deep-sea drilling as well as economic activity along the U.S. Gulf Coast. These concerns weighed heavily on investor sentiment and stock prices. However, fears regarding the possibility of a return to recession proved to be unwarranted when, by the end of the summer, a number of economic indicators pointed to continued, albeit subpar, U.S. economic growth.

Throughout the reporting period, the Fed made it clear that it would continue to employ all available tools to stimulate the economy. Indeed, as it has since December 2008, the Fed maintained the overnight federal funds rate in a historically low range between 0.00% and 0.25%.The Fed also announced plans to embark on a second round of quantitative easing, in which it will purchase $600 billion of U.S. Treasuries to further stimulate the U.S. economy. Anticipation of the Fed’s quantitative easing program helped support a market rally through the reporting period’s end.

S&P 600 Index Posted Gains in All Market Sectors

All of the market sectors represented in the S&P 600 Index posted positive absolute returns for the reporting period. Relative performance was particularly strong in the information technology sector, where semiconductor firms benefited from their inventory management strategies during the downturn and the subsequent growth trend in wireless communications. In addition, a number of software developers and hardware providers fared well as more businesses moved toward “cloud computing” for their data management needs, giving them the ability to access, integrate and consolidate data across locations, systems and users. Electronic equipment makers also fared well, largely due to previous cost-cutting measures.

Consumer discretionary stocks produced attractive relative returns in the recovering economy, most notably low-end retailers, farming equipment suppliers, office supply stores and casual dining restaurants.

4

Many of these companies rebounded from previously beaten-down levels while others benefited from cost-cutting measures implemented during the recession. A number of textile, apparel and luxury goods companies also advanced due to improved consumer spending.

Financial stocks generated especially strong performance when mending credit markets and low interest rates helped regional banks and other small-cap financial institutions rebound from their previous lows. However, the bulk of the sector’s positive performance stemmed from real estate investment trusts (REITs), which benefited from a reduction in supply, resulting in less competition. The most robust gains among REITs were produced by those specializing in the apartment, self storage and industrial segments.

Index Investing Offers Diversification

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index.The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” “S&P 500®” and “STARS®” are registered trademarks of Standard & Poor's Financial Services LLC, and have been licensed for use on behalf of the
fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

TheFund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/10
	1 Year	5 Years	10 Years
Fund	26.08%	2.96%	6.25%
Standard & Poor’s SmallCap 600 Index	26.27%	3.12%	6.56%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Smallcap Stock Index Fund on 10/31/00 to a
$10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 2.50
Ending value (after expenses)	$985.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TheFund 7

STATEMENT OF INVESTMENTS
October 31, 2010

Common Stocks—98.8%	Shares	Value ($)
Consumer Discretionary—15.7%
American Public Education	39,954 [a,b]	1,117,114
Arbitron	62,520	1,583,006
Arctic Cat	27,687 [b]	368,514
Audiovox, Cl. A	48,992 [b]	317,468
Big 5 Sporting Goods	46,114	623,461
Biglari Holdings	2,550 [b]	850,144
BJ’s Restaurants	42,443 [a,b]	1,406,985
Blue Nile	27,901 [a,b]	1,188,583
Blyth	12,616	506,154
Brown Shoe	103,056	1,210,908
Brunswick	205,811	3,255,930
Buckle	47,627 [a]	1,385,469
Buffalo Wild Wings	41,007 [b]	1,928,559
Cabela’s	81,284 [a,b]	1,507,005
California Pizza Kitchen	58,401 [b]	964,201
Callaway Golf	113,504 [a]	780,908
Capella Education	33,308 [a,b]	1,826,278
Carter’s	137,000 [b]	3,411,300
Cato, Cl. A	74,835	1,979,386
CEC Entertainment	57,968 [b]	1,924,538
Children’s Place Retail Stores	65,569 [b]	2,888,970
Christopher & Banks	79,127	471,597
Coinstar	79,065 [a,b]	4,552,563
Cracker Barrel Old Country Store	55,018	2,964,920
CROCS	196,457 [b]	2,736,646
Deckers Outdoor	92,902 [b]	5,397,606
DineEquity	31,843 [a,b]	1,415,421
Drew Industries	39,996 [b]	842,716
E.W. Scripps, Cl. A	57,518 [a,b]	502,707
Ethan Allen Interiors	53,701 [a]	814,644
Finish Line, Cl. A	142,449	2,179,470
Fred’s, Cl. A	90,344 [a]	1,082,321
Genesco	58,830 [b]	1,927,271
Group 1 Automotive	47,488 [a,b]	1,674,427
Gymboree	67,741 [b]	4,407,229
Haverty Furniture	50,453	539,343

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Helen of Troy	78,955 [b]	2,025,196
Hibbett Sports	65,627 [a,b]	1,768,648
Hillenbrand	126,084	2,709,545
Hot Topic	75,705 [a]	433,790
HSN	87,354 [b]	2,615,379
Iconix Brand Group	156,601 [b]	2,740,517
Interval Leisure Group	77,377 [b]	1,110,360
Jack in the Box	111,090 [a,b]	2,572,844
JAKKS Pacific	76,843 [a,b]	1,448,491
Jo-Ann Stores	69,041 [a,b]	2,986,023
JOS. A. Bank Clothiers	60,701 [b]	2,646,564
K-Swiss, Cl. A	38,118 [b]	463,515
Kid Brands	39,407 [b]	384,612
Kirkland’s	25,409 [b]	341,751
La-Z-Boy	117,832 [b]	915,555
Lithia Motors, Cl. A	41,465 [a]	451,968
Live Nation	307,361 [b]	2,916,856
Liz Claiborne	229,042 [a,b]	1,401,737
Lumber Liquidators Holdings	40,043 [a,b]	964,235
M/I Homes	47,422 [b]	501,725
Maidenform Brands	50,988 [b]	1,364,439
Marcus	44,729	573,426
MarineMax	56,103 [b]	419,650
Men’s Wearhouse	104,975	2,565,589
Meritage Homes	69,186 [b]	1,266,796
Midas	23,051 [a,b]	169,655
Monarch Casino & Resort	17,578 [b]	203,026
Monro Muffler Brake	44,500 [a]	2,124,430
Movado Group	24,562 [b]	276,077
Multimedia Games	75,258 [b]	295,011
National Presto Industries	9,446 [a]	1,057,291
Nautilus	49,889 [b]	73,836
NutriSystem	62,744 [a]	1,199,665
O’Charleys	49,617 [b]	372,128
OfficeMax	190,760 [b]	3,376,452
Oxford Industries	36,106	831,521

TheFund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
P.F. Chang’s China Bistro	53,893	[a]	2,474,767
Papa John’s International	57,922	[b]	1,496,125
Peet’s Coffee & Tea	22,859	[a,b]	874,357
PEP Boys-Manny Moe & Jack	127,211		1,487,097
Perry Ellis International	24,744	[b]	556,245
PetMed Express	49,956	[a]	771,820
Pinnacle Entertainment	135,039	[b]	1,728,499
Polaris Industries	73,377		5,216,371
Pool	109,478	[a]	2,204,887
Pre-Paid Legal Services	17,186	[a,b]	1,034,253
Quiksilver	294,507	[b]	1,228,094
RC2	52,362	[b]	1,104,838
Red Robin Gourmet Burgers	36,358	[b]	738,067
Ruby Tuesday	154,067	[b]	1,864,211
Ruth’s Hospitality Group	61,304	[b]	279,546
Shuffle Master	134,909	[b]	1,269,494
Skechers USA, Cl. A	80,889	[b]	1,572,482
Sonic	121,643	[b]	1,080,190
Sonic Automotive, Cl. A	90,737	[a]	990,848
Spartan Motors	80,057		406,690
Stage Stores	91,024		1,213,350
Standard Motor Products	42,925		456,293
Standard-Pacific	238,122	[b]	864,383
Stein Mart	59,288	[b]	556,714
Steven Madden	50,945	[b]	2,154,973
Sturm Ruger & Co.	62,889 [a]		984,842
Superior Industries International	66,315		1,190,354
Texas Roadhouse	139,235	[a,b]	2,138,650
True Religion Apparel	60,943	[a,b]	1,246,284
Tuesday Morning	87,589	[b]	419,551
Universal Electronics	30,673	[b]	645,973
Universal Technical Institute	64,825	[a]	1,254,364
Volcom	33,292	[a,b]	571,624
Winnebago Industries	57,571	[b]	575,710
Wolverine World Wide	111,845		3,256,926

10

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)

Zale	33,242	[a,b]	85,100
Zumiez	40,155	[a,b]	1,052,864
			157,148,901
Consumer Staples—3.5%
Alliance One International	254,430	[a,b]	1,124,581
Andersons	45,786		1,802,595
Boston Beer, Cl. A	24,733	[b]	1,770,635
Cal-Maine Foods	26,292	[a]	761,679
Calavo Growers	25,423	[a]	557,526
Casey’s General Stores	92,566		3,837,786
Central Garden & Pet, Cl. A	154,143	[b]	1,610,794
Darling International	201,775	[b]	2,019,768
Diamond Foods	41,397	[a]	1,829,747
Great Atlantic & Pacific Tea	39,122	[a,b]	134,580
Hain Celestial Group	89,571	[b]	2,215,091
J & J Snack Foods	32,700		1,401,849
Lance	67,247		1,529,197
Mannatech	14,606	[b]	27,313
Medifast	30,822	[b]	736,029
Nash Finch	28,940		1,212,586
Sanderson Farms	48,985		2,056,390
Seneca Foods, Cl. A	20,597	[b]	475,791
Spartan Stores	55,528		830,144
TreeHouse Foods	84,140	[a,b]	3,929,338
United Natural Foods	101,681 [a,b]		3,636,113
WD-40	35,334		1,303,471
			34,803,003
Energy—4.9%
Basic Energy Services	58,685	[b]	649,056
Bristow Group	74,384	[b]	2,884,612
CARBO Ceramics	40,536	[a]	3,395,701
Gulf Island Fabrication	30,108		687,667
Gulfport Energy	61,587	[b]	1,026,039
Holly	89,287		2,922,364
Hornbeck Offshore Services	35,331	[a,b]	785,761

TheFund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
ION Geophysical	333,042 [b]	1,628,575
Lufkin Industries	66,826	3,264,450
Matrix Service	65,606 [b]	595,702
Oil States International	115,829 [b]	5,921,178
Penn Virginia	105,394 [a]	1,561,939
Petroleum Development	44,962 [b]	1,403,264
PetroQuest Energy	134,469 [a,b]	750,337
Pioneer Drilling	153,382 [b]	944,833
SEACOR Holdings	43,691 [b]	4,139,722
Seahawk Drilling	26,370 [a,b]	265,810
SM Energy	136,010	5,668,897
Stone Energy	126,432 [a,b]	1,976,132
Swift Energy	89,687 [a,b]	2,856,531
Tetra Technologies	189,972 [b]	1,854,127
World Fuel Services	148,232 [a]	4,184,589
		49,367,286
Financial—18.9%
Acadia Realty Trust	88,887 [c]	1,695,964
Amerisafe	38,602 [b]	736,912
Bank Mutual	45,791	220,713
Bank of the Ozarks	26,441 [a]	1,005,022
BioMed Realty Trust	284,584 [c]	5,222,116
Boston Private Financial Holdings	198,705	1,134,606
Brookline Bancorp	166,238	1,619,158
Cash America International	73,710	2,596,803
Cedar Shopping Centers	115,519 [c]	728,925
City Holding	34,277 [a]	1,086,581
Colonial Properties Trust	153,893 [c]	2,759,301
Columbia Banking System	89,247	1,625,188
Community Bank System	89,052 [a]	2,081,145
Delphi Financial Group, Cl. A	113,878	3,082,677
DiamondRock Hospitality	315,614 [b,c]	3,339,196
Dime Community Bancshares	39,459	575,707
East West Bancorp	342,847	6,044,393
EastGroup Properties	57,916 [c]	2,344,440
eHealth	52,617 [a,b]	710,856

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Employers Holdings	85,544	1,384,957
Entertainment Properties Trust	98,831 [c]	4,568,957
Extra Space Storage	196,764 [a,c]	3,187,577
EZCORP, Cl. A	116,804 [b]	2,508,950
First BanCorp/Puerto Rico	89,847 [a,b]	27,403
First Cash Financial Services	61,904 [b]	1,799,549
First Commonwealth Financial	166,239	967,511
First Financial Bancorp	114,217	1,923,414
First Financial Bankshares	44,721 [a]	2,113,514
First Midwest Bancorp	140,234	1,501,906
Forestar Group	74,057 [b]	1,266,375
Franklin Street Properties	131,378 [a,c]	1,753,896
Glacier Bancorp	156,072 [a]	2,028,936
Hancock Holding	60,148	1,889,850
Hanmi Financial	289,195 [a,b]	338,358
Healthcare Realty Trust	158,005 [a,c]	3,814,241
Home Bancshares	48,869	1,005,235
Home Properties	78,104 [a,c]	4,252,763
Horace Mann Educators	88,866	1,660,906
Independent Bank/MA	47,127	1,107,013
Infinity Property & Casualty	27,991	1,448,534
Inland Real Estate	193,657 [c]	1,682,879
Interactive Brokers Group, Cl. A	93,741 [b]	1,754,832
Investment Technology Group	100,819 [b]	1,435,663
Kilroy Realty	113,133 [a,c]	3,865,755
Kite Realty Group Trust	101,822 [c]	486,709
LaBranche & Co.	100,631 [b]	327,051
LaSalle Hotel Properties	164,545 [c]	3,898,071
Lexington Realty Trust	305,658 [a,c]	2,378,019
LTC Properties	62,222 [c]	1,732,883
Medical Properties Trust	270,864 [c]	3,030,968
Mid-America Apartment Communities	69,532 [c]	4,243,538
Nara Bancorp	80,136 [b]	628,266
National Financial Partners	95,764 [b]	1,321,543
National Penn Bancshares	307,347	1,994,682
National Retail Properties	200,787 [a,c]	5,441,328

TheFund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Navigators Group	27,164 [b]	1,248,729
NBT Bankcorp	74,121	1,634,368
Old National Bancorp	219,509	2,076,555
optionsXpress Holdings	117,458 [b]	1,875,804
Parkway Properties	53,313 [c]	829,550
Pennsylvania Real Estate Investment Trust	121,965 [a,c]	1,740,441
Pinnacle Financial Partners	62,421 [a,b]	712,224
Piper Jaffray	29,132 [b]	902,218
Portfolio Recovery Associates	34,672 [b]	2,324,758
Post Properties	110,680 [c]	3,369,099
Presidential Life	45,610	436,488
PrivateBancorp	139,417	1,643,726
ProAssurance	75,274 [b]	4,327,502
PS Business Parks	46,623 [c]	2,762,879
Rewards Network	23,191 [b]	317,717
RLI	35,734 [a]	2,051,846
S&T Bancorp	49,864 [a]	977,334
Safety Insurance Group	28,970	1,345,946
Selective Insurance Group	120,416	2,037,439
Signature Bank	98,455 [b]	4,158,739
Simmons First National, Cl. A	35,400	962,526
Sovran Self Storage	60,976 [c]	2,382,332
Sterling Bancorp	83,514	784,196
Sterling Bancshares	183,027	986,516
Stewart Information Services	55,461	600,088
Stifel Financial	81,852 [a,b]	3,878,966
Susquehanna Bancshares	302,034	2,386,069
SWS Group	66,150 [a]	454,451
Tanger Factory Outlet Centers	90,159 [c]	4,320,419
Tompkins Financial	20,054 [a]	774,084
Tower Group	107,895	2,619,691
TradeStation Group	68,126 [b]	374,012
Trustco Bank	228,109 [a]	1,229,508
UMB Financial	66,885	2,478,758
Umpqua Holdings	279,294	3,072,234
United Bankshares	83,566 [a]	2,232,884

14

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
United Community Banks	258,754 [a,b]	507,158
United Fire & Casualty	44,689	895,121
Universal Health Realty Income Trust	27,265 [c]	1,012,895
Urstadt Biddle Properties, Cl. A	57,708 [c]	1,108,571
Whitney Holding	195,315	1,617,208
Wilshire Bancorp	47,702 [a]	320,080
Wintrust Financial	78,222	2,341,967
World Acceptance	40,439 [a,b]	1,744,943
		189,239,774
Health Care—12.4%
Abaxis	47,950 [b]	1,151,280
Affymetrix	159,147 [b]	712,979
Air Methods	22,525 [a,b]	921,272
Align Technology	153,820 [a,b]	2,619,555
Almost Family	20,005 [a,b]	690,773
Amedisys	62,308 [b]	1,586,362
American Medical Systems Holdings	178,751 [a,b]	3,610,770
AMERIGROUP	122,912 [b]	5,129,118
AMN Healthcare Services	85,246 [b]	451,804
AmSurg	81,641 [b]	1,476,069
Analogic	26,377	1,203,583
ArQule	88,697 [b]	489,607
Bio-Reference Laboratories	49,050 [b]	1,057,518
Cambrex	68,855 [b]	311,913
Cantel Medical	35,195	651,811
Catalyst Health Solutions	84,526 [b]	3,199,309
Centene	101,562 [b]	2,266,864
Chemed	50,716	2,989,201
Computer Programs & Systems	17,789	812,424
CONMED	49,254 [b]	1,084,081
Cooper	111,770	5,514,732
CorVel	18,192 [b]	815,002
Cross Country Healthcare	71,128 [b]	519,234
CryoLife	100,566 [b]	648,651
Cubist Pharmaceuticals	143,195 [b]	3,333,580
Cyberonics	58,064 [b]	1,597,341

TheFund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Dionex	40,051 [a,b]	3,573,751
Emergent BioSolutions	35,762 [b]	646,219
Ensign Group	20,145	378,122
Enzo Biochem	68,002 [a,b]	293,089
eResearch Technology	104,679 [b]	797,654
Genoptix	32,899 [b]	559,941
Gentiva Health Services	72,969 [b]	1,698,718
Greatbatch	67,363 [a,b]	1,465,145
Haemonetics	60,718 [b]	3,318,239
Hanger Orthopedic Group	82,193 [b]	1,538,653
HealthSpring	120,095 [b]	3,505,573
Healthways	73,430 [b]	769,546
Hi-Tech Pharmacal	17,387 [a,b]	376,081
HMS Holdings	56,071 [b]	3,370,428
ICU Medical	24,931 [b]	909,981
Integra LifeSciences Holdings	51,539 [b]	2,217,208
Invacare	85,360 [a]	2,304,720
IPC The Hospitalist	25,580 [b]	819,327
Kendle International	22,906 [b]	208,674
Kensey Nash	30,524 [a,b]	822,927
Landauer	16,638 [a]	1,016,415
LCA-Vision	30,215 [b]	210,296
LHC Group	34,656 [a,b]	932,246
Magellan Health Services	81,976 [b]	3,934,848
Martek Biosciences	76,566 [a,b]	1,680,624
MedCath	30,716 [b]	304,396
Meridian Bioscience	78,405 [a]	1,794,690
Merit Medical Systems	58,194 [b]	920,047
Molina Healthcare	41,262 [b]	1,069,511
MWI Veterinary Supply	25,462 [b]	1,456,426
Natus Medical	59,487 [b]	779,280
Neogen	43,475 [b]	1,452,935
Omnicell	74,150 [b]	1,035,876
Osteotech	27,000 [b]	175,230
Palomar Medical Technologies	27,654 [b]	292,579
Par Pharmaceutical Cos.	89,606 [b]	2,913,091

16

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
PAREXEL International	143,364	[b]	3,082,326
PharMerica	55,465	[a,b]	556,869
PSS World Medical	117,958	[b]	2,787,348
Quality Systems	38,405	[a]	2,467,905
Regeneron Pharmaceuticals	154,395	[b]	4,026,622
RehabCare Group	51,522	[b]	1,145,334
Res-Care	57,233	[b]	757,193
Salix Pharmaceuticals	132,063	[b]	4,995,943
Savient Pharmaceuticals	142,086	[a,b]	1,763,287
SurModics	31,651 [b]		378,546
Symmetry Medical	102,227 [b]		904,709
ViroPharma	179,822 [b]		2,941,888
West Pharmaceutical Services	82,206 [a]		2,933,932
Zoll Medical	44,574 [b]		1,449,992
			124,579,213
Industrial—15.5%
A.O. Smith	55,329		3,100,084
AAON	28,315	[a]	695,133
AAR	80,113	[b]	1,765,691
ABM Industries	113,743	[a]	2,564,905
Actuant, Cl. A	141,683		3,183,617
Administaff	55,230		1,447,578
Aerovironment	27,263	[a,b]	639,590
Albany International, Cl. A	61,559		1,255,804
Allegiant Travel	36,597 [a]		1,723,353
American Science & Engineering	20,595		1,695,998
Apogee Enterprises	58,778		616,581
Applied Industrial Technologies	95,809		2,913,552
Applied Signal Technology	27,208		913,100
Arkansas Best	52,948	[a]	1,341,173
Astec Industries	36,227	[a,b]	1,067,610
AZZ	30,149		1,119,734
Badger Meter	28,705 [a]		1,192,119
Barnes Group	121,464 [a]		2,209,430
Belden	99,777		2,783,778
Bowne & Co.	103,779 [a]		1,177,892

TheFund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Brady, Cl. A	122,451	3,765,368
Briggs & Stratton	130,150 [a]	2,290,640
Cascade	18,192	643,815
CDI	12,564	180,042
Ceradyne	59,092 [b]	1,406,981
CIRCOR International	36,637	1,285,226
CLARCOR	113,174	4,488,481
Comfort Systems USA	70,372	805,759
Consolidated Graphics	29,103 [b]	1,354,745
Cubic	41,214	1,795,694
Curtiss-Wright	106,208	3,279,703
Dolan	83,329 [b]	891,620
Dycom Industries	88,559 [b]	947,581
EMCOR Group	155,031 [b]	4,007,551
Encore Wire	39,583	821,743
EnPro Industries	51,336 [a,b]	1,803,947
ESCO Technologies	51,524	1,766,243
Esterline Technologies	66,966 [b]	4,047,425
Exponent	29,920 [b]	955,046
Federal Signal	149,246	843,240
Forward Air	61,491 [a]	1,652,878
G & K Services, Cl. A	42,098	1,040,663
GenCorp	166,733 [a,b]	811,990
Geo Group	139,671 [b]	3,582,561
Gibraltar Industries	76,805 [b]	701,230
Griffon	113,684 [b]	1,340,334
Healthcare Services Group	88,715	2,131,821
Heartland Express	130,597 [a]	1,947,201
Heidrick & Struggles International	38,474	826,422
Hub Group, Cl. A	79,893 [b]	2,594,126
II-VI	52,514 [b]	2,065,901
Insituform Technologies, Cl. A	96,094 [b]	2,075,630
Interface, Cl. A	120,704	1,736,931
John Bean Technologies	53,676	917,860
Kaman	54,206	1,460,852
Kaydon	82,028	2,860,316
Kelly Services, Cl. A	42,457 [b]	630,486

18

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Knight Transportation	130,875	[a]	2,338,736
Lawson Products	9,558		176,154
Lindsay	30,312	[a]	1,747,487
Lydall	33,250	[b]	247,047
Mobile Mini	68,432	[b]	1,192,770
Moog, Cl. A	101,652	[b]	3,822,115
Mueller Industries	77,887		2,289,878
NCI Building Systems	28,258	[b]	280,037
Old Dominion Freight Line	94,703	[b]	2,656,419
On Assignment	81,072	[b]	458,057
Orbital Sciences	122,493	[b]	1,989,286
Orion Marine Group	55,660	[b]	696,307
Powell Industries	18,807	[b]	580,384
Quanex Building Products	97,514		1,757,202
Robbins & Myers	78,047		2,265,704
School Specialty	37,846	[a,b]	507,136
SFN Group	113,703	[b]	861,869
Simpson Manufacturing	87,457		2,324,607
SkyWest	117,020		1,774,023
Standard Register	37,007		118,792
Standex International	24,955		672,038
Sykes Enterprises	84,964	[b]	1,411,252
Teledyne Technologies	80,888	[b]	3,362,514
Tetra Tech	150,401	[b]	3,167,445
Toro	76,732		4,355,308
Tredegar	44,735		862,938
Triumph Group	32,718		2,734,898
TrueBlue	106,557	[b]	1,497,126
UniFirst	35,899		1,652,431
United Stationers	50,907	[b]	2,860,973
Universal Forest Products	40,101		1,208,644
Viad	37,183		742,173
Vicor	37,801	[a]	673,236
Volt Information Sciences	22,219	[b]	179,530
Watts Water Technologies, Cl. A	75,542		2,656,812
			155,286,102

TheFund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology—19.1%
Actel	62,893 [b]	1,311,948
Advanced Energy Industries	80,283 [b]	1,152,864
Agilysys	56,250 [b]	337,500
Anixter International	68,080	3,655,215
Arris Group	316,470 [b]	2,946,336
ATMI	81,667 [b]	1,443,056
Avid Technology	53,685 [a,b]	677,505
Bel Fuse, Cl. B	27,512	627,549
Benchmark Electronics	138,634 [b]	2,277,757
Black Box	34,697	1,151,940
Blackbaud	97,933	2,486,519
Blue Coat Systems	97,278 [a,b]	2,623,588
Brightpoint	157,031 [b]	1,176,162
Brooks Automation	155,572 [b]	1,056,334
Cabot Microelectronics	56,281 [a,b]	2,174,135
CACI International, Cl. A	75,270 [b]	3,772,532
Checkpoint Systems	100,383 [b]	2,208,426
Ciber	172,726 [b]	633,904
Cognex	79,224	2,115,281
Cohu	46,209	663,099
Commvault Systems	93,430 [b]	2,702,930
Compellent Technologies	44,772 [b]	1,131,388
comScore	42,243 [b]	993,133
Comtech Telecommunications	64,889	1,999,879
Concur Technologies	95,153 [a,b]	4,911,798
CSG Systems International	93,450 [b]	1,816,668
CTS	85,753	870,393
Cymer	64,043 [b]	2,366,389
Cypress Semiconductor	386,463 [b]	5,449,128
Daktronics	86,058 [a]	939,753
DealerTrack Holdings	89,354 [b]	1,726,319
DG Fastchannel	57,114 [a,b]	1,345,035
Digi International	54,924 [b]	530,566
Diodes	75,838 [b]	1,666,919
DSP Group	61,946 [b]	443,533
DTS	32,642 [a,b]	1,299,152

20

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Ebix	63,379 [a,b]	1,565,461
Electro Scientific Industries	58,052 [b]	674,564
EMS Technologies	33,613 [b]	599,656
Epicor Software	125,132 [b]	1,176,241
EPIQ Systems	74,058	867,960
Exar	73,738 [b]	490,358
FARO Technologies	31,222 [b]	753,699
FEI	81,749 [b]	1,778,858
Forrester Research	32,692 [b]	1,081,124
Gerber Scientific	51,720 [b]	346,007
Harmonic	231,936 [b]	1,618,913
Heartland Payment Systems	73,151	1,044,596
Hittite Microwave	48,397 [b]	2,500,673
Hutchinson Technology	80,571 [a,b]	274,747
Infospace	86,797 [b]	732,567
Insight Enterprises	114,289 [b]	1,728,050
Integral Systems	16,542 [a,b]	140,607
Interactive Intelligence	27,739 [b]	685,431
Intermec	96,780 [b]	1,127,487
Intevac	49,429 [b]	499,233
j2 Global Communications	114,085 [a,b]	3,006,140
JDA Software Group	81,809 [b]	2,069,768
Keithley Instruments	33,442	721,678
Knot	52,488 [b]	474,492
Kopin	143,727 [b]	547,600
Kulicke & Soffa Industries	171,922 [b]	1,069,355
Liquidity Services	38,223 [b]	611,568
Littelfuse	43,647 [b]	1,851,942
LoJack	51,811 [b]	253,356
Manhattan Associates	54,238 [b]	1,669,446
MAXIMUS	36,366	2,204,871
Mercury Computer Systems	49,370 [b]	782,021
Methode Electronics	87,840	816,034
Micrel	122,152	1,454,830
Microsemi	191,166 [b]	3,823,320
MicroStrategy, Cl. A	20,605 [b]	1,867,431

TheFund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
MKS Instruments	123,956 [b]	2,559,691
Monolithic Power Systems	65,794 [b]	1,057,310
MTS Systems	35,026	1,147,802
NCI, Cl. A	14,934 [b]	278,370
Netgear	80,783 [b]	2,488,924
NetScout Systems	87,629 [b]	2,056,653
Network Equipment Technologies	50,382 [a,b]	159,207
Newport	95,889 [b]	1,393,267
Novatel Wireless	117,730 [b]	1,233,810
Oplink Communications	46,704 [b]	816,386
OSI Systems	42,753 [b]	1,539,108
Park Electrochemical	48,278	1,303,506
PC-Tel	37,611 [b]	222,657
Perficient	65,150 [b]	687,984
Pericom Semiconductor	59,007 [b]	555,846
Phoenix Technologies	43,930 [b]	180,992
Plexus	88,832 [b]	2,696,051
Progress Software	102,774 [b]	3,840,664
Radiant Systems	61,290 [b]	1,195,768
Radisys	59,131 [b]	577,710
Rofin-Sinar Technologies	63,829 [b]	1,782,744
Rogers	35,225 [b]	1,254,010
Rudolph Technologies	78,777 [b]	584,525
ScanSource	50,044 [b]	1,498,317
Sigma Designs	75,509 [b]	861,558
Smith Micro Software	71,039 [b]	863,834
Sonic Solutions	108,856 [b]	1,303,006
Sourcefire	53,790 [b]	1,268,906
Stamps.com	28,963 [b]	462,249
Standard Microsystems	51,099 [b]	1,233,530
StarTek	22,678 [b]	92,526
Stratasys	37,974 [a,b]	1,189,346
Super Micro Computer	54,586 [b]	606,996
Supertex	18,652 [b]	438,135

22

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Symmetricom	108,096 [b]	673,438
Synaptics	83,844 [a,b]	2,257,919
SYNNEX	50,926 [b]	1,478,891
Take-Two Interactive Software	196,534 [a,b]	2,095,052
Taleo, Cl. A	87,574 [b]	2,512,498
Technitrol	137,673 [a]	633,296
Tekelec	151,294 [b]	1,969,848
TeleTech Holdings	76,947 [b]	1,168,055
Tessera Technologies	108,623 [b]	2,143,132
THQ	205,484 [b]	821,936
Tollgrade Communications	43,360 [b]	344,712
Triquint Semiconductor	387,832 [b]	3,994,670
TTM Technologies	93,135 [b]	976,055
Tyler Technologies	63,120 [b]	1,288,279
Ultratech	44,030 [b]	806,189
United Online	237,490	1,467,688
Varian Semiconductor Equipment Associates	180,224 [b]	5,887,918
Veeco Instruments	89,633 [a,b]	3,751,141
ViaSat	82,479 [a,b]	3,395,660
Volterra Semiconductor	61,162 [b]	1,249,540
Websense	110,196 [a,b]	2,217,144
Wright Express	91,057 [b]	3,433,759
		191,592,925
Materials—4.2%
A.M. Castle & Co.	32,272 [b]	496,989
AMCOL International	57,020 [a]	1,581,735
American Vanguard	36,243	267,111
Arch Chemicals	59,842	2,124,989
Balchem	57,370	1,753,227
Brush Engineered Materials	46,506 [b]	1,541,674
Buckeye Technologies	92,498	1,669,589
Calgon Carbon	127,968 [a,b]	1,920,800
Century Aluminum	116,547 [b]	1,575,715
Clearwater Paper	27,676 [b]	2,234,837

TheFund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Deltic Timber	18,614		868,902
Eagle Materials	89,812		2,106,990
H.B. Fuller	107,227		2,213,165
Headwaters	114,236	[a,b]	388,402
Kaiser Aluminum	30,738		1,382,903
LSB Industries	34,503	[b]	771,142
Myers Industries	69,390		612,714
Neenah Paper	43,859		673,236
Olympic Steel	27,727		621,639
OM Group	77,598	[b]	2,581,685
Penford	13,720	[b]	81,497
PolyOne	221,012	[b]	2,855,475
Quaker Chemical	28,284		1,030,103
RTI International Metals	62,818	[b]	1,953,640
Schulman (A.)	66,936		1,452,511
Schweitzer-Mauduit International	42,519		2,728,869
Stepan	21,702		1,463,583
Texas Industries	57,458	[a]	1,963,340
Wausau Paper	113,156		955,037
Zep	48,367		877,377
			42,748,876
Telecommunication Services—.6%
Atlantic Tele-Network	20,169		852,342
Cbeyond	49,678	[a,b]	673,137
General Communication, Cl. A	82,071	[b]	857,642
Neutral Tandem	83,109 [a,b]		1,215,054
NTELOS Holdings	60,809		1,104,900
USA Mobility	61,809		1,040,245
			5,743,320

24

Common Stocks (continued)	Shares	Value ($)
Utilities—4.0%
Allete	65,426	2,380,198
American States Water	35,051	1,309,155
Avista	140,812	3,075,334
Central Vermont Public Service	15,853	320,548
CH Energy Group	40,454	1,838,634
El Paso Electric	112,113 [b]	2,757,980
Laclede Group	46,246	1,623,697
New Jersey Resources	94,766	3,837,075
Northwest Natural Gas	64,797 [a]	3,193,844
NorthWestern	84,545	2,516,905
Piedmont Natural Gas	150,523 [a]	4,438,923
South Jersey Industries	63,629	3,204,356
Southwest Gas	112,350	3,905,286
UIL Holdings	102,284	2,962,145
UniSource Energy	84,119	2,950,053
		40,314,133
Total Common Stocks
(cost $954,451,137)		990,823,533
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.14%, 12/23/10
(cost $894,824)	895,000 [d]	894,819

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,179,000)	10,179,000 [e]	10,179,000

TheFund 25

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—12.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $123,776,219)	123,776,219 [e]	123,776,219

Total Investments (cost $1,089,301,180)	112.3%	1,125,673,571
Liabilities, Less Cash and Receivables	(12.3%)	(122,973,792)
Net Assets	100.0%	1,002,699,779

a Security, or portion thereof, on loan.At October 31, 2010, the market value of the fund’s securities on loan was
$121,850,873 and the market value of the collateral held by the fund was $123,786,299, consisting of cash collateral of $123,776,219 and U.S. Government and Agency securities valued at $10,080.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.1	Energy	4.9
Financial	18.9	Materials	4.2
Consumer Discretionary	15.7	Utilities	4.0
Industrial	15.5	Consumer Staples	3.5
Short-Term/		Telecommunication Services	.6
Money Market Investments	13.5
Health Care	12.4		112.3

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF FINANCIAL FUTURES
October 31, 2010

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2010 ($)
Financial Futures Long
Russell 2000 Mini	167	11,726,740	December 2010	187,138

See notes to financial statements.

TheFund 27

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $121,850,873)—Note 1(b):
Unaffiliated issuers	955,345,961	991,718,352
Affiliated issuers	133,955,219	133,955,219
Cash		954,852
Receivable for shares of Common Stock subscribed		1,072,260
Dividends and interest receivable		530,002
Receivable for futures variation margin—Note 4		81,178
		1,128,311,863
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		421,760
Liability for securities on loan—Note 1(b)		123,776,219
Payable for shares of Common Stock redeemed		1,414,105
		125,612,084
Net Assets ($)		1,002,699,779
Composition of Net Assets ($):
Paid-in capital		951,659,065
Accumulated undistributed investment income—net		4,322,824
Accumulated net realized gain (loss) on investments		10,158,361
Accumulated net unrealized appreciation (depreciation)
on investments (including $187,138 net unrealized
appreciation on financial futures)		36,559,529
Net Assets ($)		1,002,699,779
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		53,280,471
Net Asset Value, offering and redemption price per share ($)		18.82

See notes to financial statements.

28

STATEMENT OF OPERATIONS
Year Ended October 31, 2010

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	9,924,541
Affiliated issuers	15,222
Income from securities lending—Note 1(b)	793,235
Interest	1,083
Total Income	10,734,081
Expenses:
Management fee—Note 3(a)	2,323,303
Shareholder servicing costs—Note 3(b)	2,323,303
Directors’ fees—Note 3(a)	55,983
Loan commitment fees—Note 2	11,930
Interest expense—Note 2	3,571
Total Expenses	4,718,090
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(55,983)
Net Expenses	4,662,107
Investment Income—Net	6,071,974
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	31,132,429
Net realized gain (loss) on financial futures	1,413,664
Net Realized Gain (Loss)	32,546,093
Net unrealized appreciation (depreciation) on investments	160,272,777
Net unrealized appreciation (depreciation) on financial futures	895,553
Net Unrealized Appreciation (Depreciation)	161,168,330
Net Realized and Unrealized Gain (Loss) on Investments	193,714,423
Net Increase in Net Assets Resulting from Operations	199,786,397

See notes to financial statements.

TheFund 29

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2010	2009
Operations ($):
Investment income—net	6,071,974	7,575,106
Net realized gain (loss) on investments	32,546,093	(8,411,902)
Net unrealized appreciation
(depreciation) on investments	161,168,330	44,063,643
Net Increase (Decrease) in Net Assets
Resulting from Operations	199,786,397	43,226,847
Dividends to Shareholders from ($):
Investment income—net	(6,764,974)	(10,985,105)
Net realized gain on investments	—	(49,270,636)
Total Dividends	(6,764,974)	(60,255,741)
Capital Stock Transactions ($):
Net proceeds from shares sold	347,835,916	326,095,099
Dividends reinvested	6,274,003	57,513,861
Cost of shares redeemed	(348,615,530)	(297,041,023)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,494,389	86,567,937
Total Increase (Decrease) in Net Assets	198,515,812	69,539,043
Net Assets ($):
Beginning of Period	804,183,967	734,644,924
End of Period	1,002,699,779	804,183,967
Undistributed investment income—net	4,322,824	5,015,824
Capital Share Transactions (Shares):
Shares sold	19,731,208	24,497,782
Shares issued for dividends reinvested	372,356	4,593,801
Shares redeemed	(20,289,148)	(22,393,768)
Net Increase (Decrease) in Shares Outstanding	(185,584)	6,697,815

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	15.04	15.71	25.45	23.93	21.06
Investment Operations:
Investment income—net[a]	.11	.15	.22	.15	.12
Net realized and unrealized
gain (loss) on investments	3.80	.45	(7.85)	2.45	3.11
Total from Investment Operations	3.91	.60	(7.63)	2.60	3.23
Distributions:
Dividends from investment income—net	(.13)	(.23)	(.15)	(.12)	(.11)
Dividends from net realized
gain on investments	—	(1.04)	(1.96)	(.96)	(.25)
Total Distributions	(.13)	(1.27)	(2.11)	(1.08)	(.36)
Net asset value, end of period	18.82	15.04	15.71	25.45	23.93
Total Return (%)	26.08	5.43	(32.21)	11.15	15.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.65	1.11	1.09	.60	.52
Portfolio Turnover Rate	20.72	25.48	31.84	25.08	25.05
Net Assets, end of period ($ x 1,000)	1,002,700	804,184	734,645	998,016	888,354

a Based on average shares outstanding at each month end.
See notes to financial statements.

TheFund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

32

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

TheFund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	990,796,130	—	—	990,796,130
Equity Securities—
Foreign†	27,403	—	—	27,403
Mutual Funds	133,955,219	—	—	133,955,219
U.S. Treasury	—	894,819	—	894,819
Other Financial
Instruments:
Futures††	187,138	—	—	187,138

†	See Statement of Investments for industry classification.
††	Amount shown represents unrealized appreciation at period end.

34

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all

TheFund 35

NOTES TO FINANCIAL STATEMENTS (continued)

income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2010,The Bank of New York Mellon earned $264,412 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	10/31/2010 ($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund 7,316,000		191,857,000	188,994,000	10,179,000	1.0
Dreyfus
Institutional
Cash
Advantage
Plus Fund	151,450,309	492,249,675	519,923,765 123,776,219		12.4
Total	158,766,309	684,106,675 708,917,765 133,955,219			13.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

36

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $4,322,824, undistributed capital gains $21,182,016 and unrealized appreciation $25,535,874.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2010 and October 31, 2009 were as follows: ordinary income $6,764,974 and $10,989,421 and long-term capital gains $0 and $49,266,320, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

TheFund 37

NOTES TO FINANCIAL STATEMENTS (continued)

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2010, was approximately $250,200 with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2010, fees reimbursed by the Manager amounted to $55,983.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, the fund was charged $2,323,303 pursuant to the Shareholder Services Plan.

38

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $210,880 and shareholder services plan fees $210,880.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2010, amounted to $192,978,407 and $188,223,213, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

TheFund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2010 are set forth in the Statement of Financial Futures.

At October 31, 2010, the cost of investments for federal income tax purposes was $1,100,137,697; accordingly, accumulated net unrealized appreciation on investments was $25,535,874, consisting of $166,538,709 gross unrealized appreciation and $141,002,835 gross unrealized depreciation.

40

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2006 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2010

TheFund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 90.28% of the ordinary dividends paid during the fiscal year ended October 31, 2010 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2010, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,827,058 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

42

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

TheFund 45

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

46

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

TheFund 47

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $126,072 in 2009 and $126,072 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $20,680 in 2009 and $18,608 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2009 and $-0- in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $18,493 in 2009 and $9,549  in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2009 and $-0- in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $ -0- in 2009 and $1,346 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2009 and $ -0- in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $25,383,429 in 2009 and $31,544,905 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)